NUVEEN Exchange-Traded Funds

DECEMBER 31, 1997

SEMIANNUAL REPORT

DEPENDABLE, TAX-FREE INCOME TO HELP YOU KEEP MORE OF WHAT YOU EARN.

NQJ
NNJ
New Jersey

NQP
NPY
Pennsylvania

Photo of: People in Front of House

Contents

 1   Dear Shareholder

 3   Answering Your Questions

 6   NQJ Performance Overview

 7   NNJ Performance Overview

 8   NQP Performance Overview

 9   NPY Performance Overview

10   Shareholder Meeting Report

14   Financial Section

52   Building Better Portfolios

53   Fund Information

Dear Shareholder

Photo of: Timothy R. Schwertfeger
Chairman of the Board

Wealth takes a lifetime to build. Once achieved, it should be preserved.

It's a pleasure to report to you on the performance of the Nuveen New Jersey and Pennsylvania Exchange-Traded Funds. Over the past 12 months, the funds have performed well, rewarding shareholders with depend - able tax-free income and attractive returns.

As of December 31, 1997, shareholders were receiving current market yields that ranged from 5.47% to 5.86%. To match these yields, investors in the 31% federal income tax bracket would have to earn at least 7.93% on taxable alternatives. Dividend stability continues to be a hallmark of the Nuveen Exchange-Traded Funds, as the dividends for the four funds in this report were declared a total of 48 times over the past year with only one minor adjustment.

For the 12 months ended December 31, 1997, the total return on net asset value for these funds ranged from 7.65% to 11.45%, providing taxable equivalent returns of 10.85% to 14.76% for investors in the combined 31% federal and applicable state tax bracket. For shareholders in higher federal tax brackets, the tax-adjusted returns were even more attractive. You will find additional details on the individual performance of each fund on pages 6-9.


THE YEAR IN REVIEW
Over the past year, American investors have benefited from robust economic growth with little evidence of inflationary pressures. As unemployment rates hit 20-year lows and the current economic expansion entered its seventh year, benign inflation sparked debate over whether the traditional link between growth and inflation has been broken. However, continued concern that excess growth would generate higher inflation disrupted the markets on several occasions. Still, improvements in productivity kept producer prices in check, while low import prices - due in part to weak Asian markets limited U.S. companies' ability to raise consumer prices. This combination has kept inflation subdued and the Fed "on hold" since its last interest rate tightening in March 1997. Long-term fixed-income investors are finding additional encouragement in the shrinking federal deficit and passage of the Taxpayer Relief Act of 1997.

HELPING YOU BUILD A BETTER PORTFOLIO
The events of 1997 focused renewed attention on the need for diversification and appropriate asset allocation. While stocks played an important role in helping investors achieve growth, volatility in the equity markets provided a vivid illustration of the steadying effect that fixed-income investments can add to a well-constructed investment portfolio. Nuveen exchange-traded funds provide an excellent balance to other equity and bond investments, and their current after-tax yields make them very attractive.

You already know that you can rely on Nuveen to provide the tax-efficient, risk-resistant investments you need to achieve your financial goals. Your financial adviser can also introduce you to a number of other Nuveen products and services designed to round out your portfolio of core investments, including the Nuveen Rittenhouse Growth Fund, which was introduced in January. This new fund invests in blue chip companies with a history of consistent earnings and growth - providing a tax-efficient way for investors to build and sustain wealth. We encourage you to talk to your financial adviser to see if the Nuveen Rittenhouse Growth Fund - or another of our equity, balanced and fixed-income investments may be right for you.

We at Nuveen remain committed to providing you with quality investment solutions that withstand the test of time. We thank you for your confidence in us and our family of investments, and we look forward to our next report to you.

Sincerely,





TIMOTHY R. SCHWERTFEGER
Chairman of the Board

February 17, 1998

"Over the past 12 months, the funds have performed well, rewarding shareholders with dependable tax-free income and attractive returns."

Answering Your Questions


Photo of: Ted Neild



TED NEILD, MANAGING DIRECTOR OF NUVEEN'S PORTFOLIO MANAGEMENT TEAM, TALKS ABOUT THE MUNICIPAL BOND MARKET AND OFFERS INSIGHTS INTO FACTORS THAT AFFECTED THE PERFORMANCE OF THE NEW JERSEY AND PENNSYLVANIA FUNDS OVER THE PAST YEAR.



WHAT ECONOMIC AND MARKET FACTORS INFLUENCED THE PERFORMANCE OF MUNICIPAL BONDS OVER THE PAST YEAR?
In 1997, three major factors influenced the performance of the municipal bond market: the continued strength of the U.S. economy, minimal inflation, and volatility in the equity markets, including turmoil in Asia. These factors contributed to a positive environment for fixed-income investments, including municipal issues. Between December 31, 1996, and December 31, 1997, the yield on 30-year Treasury bonds dropped from 6.64% to 5.92%, and the municipal market followed suit, as the yield on the Bond Buyer 40 declined from 5.72% to 5.26%. The difference between yields on tax-free municipal bonds and taxable Treasury bonds remained tight, making municipal bonds very attractive. Municipal prices ended 1997 at historical highs, with the Bond Buyer 25 Revenue Index reaching 5.40% - its lowest reading ever.

OTHER FACTORS THAT AFFECTED MUNICIPAL INVESTMENTS OVER THE PAST YEAR INCLUDED:
o Historically tight credit spreads that enabled investors to purchase high quality bonds at yields similar to those of bonds with lower credit ratings.

o The increased number of advance refundings and its impact on performance, new issue volume, and projections for future bond call activity.

o An increased supply of municipal bonds, fueled by the robust economy, low inflation, and expanding infrastructure demands. Municipal supply volume rose 19% in 1997, reaching its highest level since 1993.

o Active demand from insurance companies, mutual funds, and other institutional investors.

HOW HAVE THE FUNDS PERFORMED DURING THIS PERIOD?
As Tim mentioned in his letter to shareholders, the total return on net asset value for these funds ranged from 7.65% to 11.45% for the 12 months ended December 31, 1997. This compares with the one-year return of 9.19% for the Lehman Brothers Municipal Bond Index.

The performance of the funds is noteworthy in view of the fact that they were originally constructed in a higher interest rate environment. This means that a large number of bonds in the portfolio are currently valued at substantial premiums. These bonds offer the benefit of additional price stability in bear markets, but their upside potential during market rallies can be limited.

HOW DOES LEVERAGE IMPACT THE FUNDS' DIVIDENDS?
All of the funds in this report use leverage as an additional way to enhance income for common shareholders. With leverage, the fund issues short-term preferred shares, which is similar to borrowing money at short-term rates. We then invest the proceeds in long-term bonds, which normally pay higher rates. The extra income realized from the difference in rates boosts the dividends for common shareholders. This strategy works best in an environment of steady or declining interest rates. When short-term interest rates undergo a sudden or prolonged rise, preferred shareholders of leveraged funds receive higher dividends, and less income is available for common shareholders.

IN THE CURRENT MUNICIPAL MARKET, HOW DID YOU ADD VALUE TO THE PORTFOLIOS?
Early in 1997, our strategies included purchasing deep discount bonds, which were then out of favor with the market. These bonds can enhance the potential for price appreciation, extend duration, and provide additional income stability if interest rates continue to decline. We then moved to take advantage of tightening credit spreads by buying high-quality bonds and selling lower-rated bonds when the price was right. We believe that if credit spreads widen again, the higher-quality issues will increase in value relative to low-quality bonds. When beneficial to the funds, we also optimized tax consequences by taking gains that could be offset by earlier losses.

"By identifying individual bonds that are exceptionally attractive relative to other bonds in the market, we believe the portfolios will be positioned to deliver above-market performance."

WHAT ARE YOUR KEY STRATEGIES FOR THE COMING YEAR?
Over the next 12 months, our goal will be to maximize the after-tax total return of the funds. We plan to take advantage of opportunities to sell the lower-quality bonds in our portfolios at favorable prices and explore the possibility of buying additional discount and zero coupon bonds that offer more potential for market appreciation. We also currently favor general obligation debt, which continues to increase in quality and value along with the general economy.

In general, we will continue to monitor the bond market for changes that might offer opportunities to enhance quality, yield, and the potential for price appreciation. As always, we rely on the outstanding resources of the Nuveen Research Department to support these surveillance efforts and the research-intensive bond buying in which Nuveen excels. By identifying individual bonds that are exceptionally attractive relative to other bonds in the market, we believe the portfolios will be positioned to deliver above-market performance.

WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL MARKET IN 1998?
Looking at the year ahead, we believe the economy may finally begin to slow down, with growth constrained by weaker U.S. exports, high consumer debt, and lack of expansion in the labor force. A key variable involves productivity and its ability to continue to improve at the current pace. A number of factors indicate that municipal bonds will continue to sustain strong demand, including the attractiveness of municipal yields relative to Treasury bond yields; a domestic stock market characterized by high price-to-earnings ratios and continued volatility; and, weakness in overseas economies.


"Looking at the year ahead, we believe the economy may finally begin to slow down, with growth constrained by weaker U.S. exports, high consumer debt, and lack of expansion in the labor force."

Nuveen New Jersey Investment Quality
Municipal Fund, Inc.
Performance Overview
As of December 31, 1997

NQJ


FUND HIGHLIGHTS
---------------------------------------------

Inception Date                           2/91
---------------------------------------------
Share Price                            16 5/8
---------------------------------------------
Net Asset Value                        $15.74
---------------------------------------------
Current Market Yield                    5.74%
---------------------------------------------
Taxable Equivalent Yield
 (Federal Only)(1)                      8.32%
---------------------------------------------
Taxable Equivalent Yield
 (Federal and State)(1)                 8.90%
---------------------------------------------

---------------------------------------------
Total Net Assets ($000)              $439,184
---------------------------------------------
Average Weighted Maturity (Years)       18.00
---------------------------------------------
Average Weighted Duration (Years)        4.21
---------------------------------------------

ANNUALIZED TOTAL RETURN (AT NAV)
---------------------------------------------

1-Year                                  8.82%
---------------------------------------------
3-Year                                 10.35%
---------------------------------------------
5-Year                                  7.88%
---------------------------------------------
Since Inception                         8.44%
---------------------------------------------

TAXABLE EQUIVALENT TOTAL RETURN(2)
---------------------------------------------

1-Year                                 12.33%
---------------------------------------------
3-Year                                 13.93%
---------------------------------------------
5-Year                                 11.59%
---------------------------------------------
Since Inception                        12.06%
---------------------------------------------




1 Taxable equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. The federal only rate is based on the current market yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 35.5%.
2 Taxable equivalent total return is based on the annualized total return and a combined federal and state income tax rate of 35.5%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.
3 The fund paid shareholders a capital gains distribution in December of $0.0303 per share.


Pie Charts:

Credit Quality

BBB/NR                                    14%
A                                          8%
AA                                        19%
AAA/Pre-refunded                          59%


Diversification

Water and Sewer                            8%
Utilities                                  5%
Transportation                            11%
Lease Rental                               4%
Health Care                               11%
Other                                      5%
General Obligations                       12%
Education                                  3%
Housing                                   19%
Industrial Development                     3%
Escrowed Bonds                            19%



Bar Chart:

Dividend History(3)

1/97                                   0.0795
2/97                                   0.0795
3/97                                   0.0795
4/97                                   0.0795
5/97                                   0.0795
6/97                                   0.0795
7/97                                   0.0795
8/97                                   0.0795
9/97                                   0.0795
10/97                                  0.0795
11/97                                  0.0795
12/97                                  0.0795

Nuveen New Jersey Premium Income
Municipal Fund, Inc.
Performance Overview
As of December 31, 1997

NNJ


FUND HIGHLIGHTS
---------------------------------------------

Inception Date                          12/92
---------------------------------------------
Share Price                           15 5/16
---------------------------------------------
Net Asset Value                        $15.37
---------------------------------------------
Current Market Yield                    5.64%
---------------------------------------------
Taxable Equivalent Yield
  (Federal Only)(1)                     8.17%
---------------------------------------------
Taxable Equivalent Yield
  (Federal and State)(1)                8.74%
---------------------------------------------

---------------------------------------------
Total Net Assets ($000)              $274,116
---------------------------------------------
Average Weighted Maturity (Years)       19.00
---------------------------------------------
Average Weighted Duration (Years)        6.72
---------------------------------------------

ANNUALIZED TOTAL RETURN (AT NAV)
---------------------------------------------

1-Year                                 11.45%
---------------------------------------------
3-Year                                 12.87%
---------------------------------------------
5-Year                                  7.65%
---------------------------------------------
Since Inception                         7.60%
---------------------------------------------

TAXABLE EQUIVALENT TOTAL RETURN(2)
---------------------------------------------

1-Year                                 14.76%
---------------------------------------------
3-Year                                 16.21%
---------------------------------------------
5-Year                                 10.78%
---------------------------------------------
Since Inception                        10.73%
---------------------------------------------


1 Taxable equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. The federal only rate is based on the current market yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 35.5%.

2 Taxable equivalent total return is based on the annualized total return and a combined federal and state income tax rate of 35.5%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.


Pie Charts:

Credit Quality

BBB/NR                                    17%
A                                         19%
AA                                        10%
AAA/Pre-refunded                          54%


Diversification

Health Care                                7%
Water and Sewer                            6%
Education                                  8%
Escrowed Bonds                             4%
Other                                     14%
Lease Rental                               4%
Housing                                   16%
Utilities                                  4%
General Obligation                        17%
Transportation                            20%


Bar Chart:

Dividend History

1/97                                   0.0710
2/97                                   0.0710
3/97                                   0.0710
4/97                                   0.0710
5/97                                   0.0710
6/97                                   0.0710
7/97                                   0.0710
8/97                                   0.0720
9/97                                   0.0720
10/97                                  0.0720
11/97                                  0.0720
12/97                                  0.0720

Nuveen Pennsylvania Investment Quality
Municipal Fund
Performance Overview
As of December 31, 1997

NQP


FUND HIGHLIGHTS
---------------------------------------------

Inception Date                           2/91
---------------------------------------------
Share Price                           17 3/16
---------------------------------------------
Net Asset Value                        $16.09
---------------------------------------------
Current Market Yield                    5.86%
---------------------------------------------
Taxable Equivalent Yield
  (Federal Only)(1)                     8.49%
---------------------------------------------
Taxable Equivalent Yield
  (Federal and State)(1)                8.75%
---------------------------------------------

---------------------------------------------
Total Net Assets ($000)              $364,493
---------------------------------------------
Average Weighted Maturity (Years)       19.51
---------------------------------------------
Average Weighted Duration (Years)        3.98
---------------------------------------------

ANNUALIZED TOTAL RETURN (AT NAV)
---------------------------------------------

1-Year                                  7.65%
---------------------------------------------
3-Year                                  9.85%
---------------------------------------------
5-Year                                  7.95%
---------------------------------------------
Since Inception                         9.07%
---------------------------------------------

TAXABLE EQUIVALENT TOTAL RETURN(2)
---------------------------------------------

1-Year                                 10.85%
---------------------------------------------
3-Year                                 13.18%
---------------------------------------------
5-Year                                 11.39%
---------------------------------------------
Since Inception                        12.45%
---------------------------------------------


1 Taxable equivalent yield represents the yield on a taxable investment necessary to equal the after-tax yield of the Nuveen fund. The federal only rate is based on the current market yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 33%.
2 Taxable equivalent total return is based on the annualized total return and a combined federal and state income tax rate of 33%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.
3 The fund paid shareholders a capital gains distribution in December of $0.0524 per share.



Pie Charts:

Credit Quality

BBB/NR                                    13%
A                                          7%
AA                                        24%
AAA                                       56%



Diversification

Health Care                                7%
General Obligation                         7%
Other                                      5%
Education                                 12%
Pollution Control                          4%
Housing                                   14%
Utilities                                  4%
Escrowed Bonds                            47%


Dividend History(3)

1/97                                   0.0840
2/97                                   0.0840
3/97                                   0.0840
4/97                                   0.0840
5/97                                   0.0840
6/97                                   0.0840
7/97                                   0.0840
8/97                                   0.0840
9/97                                   0.0840
10/97                                  0.0840
11/97                                  0.0840
12/97                                  0.0840

Nuveen Pennsylvania Premium Income
Municipal Fund 2
Performance Overview
As of December 31, 1997

NPY


FUND HIGHLIGHTS
---------------------------------------------

Inception Date                           3/93
---------------------------------------------
Share Price                            14 1/4
---------------------------------------------
Net Asset Value                        $14.81
---------------------------------------------
Current Market Yield                    5.47%
---------------------------------------------
Taxable Equivalent Yield
  (Federal Only)(1)                     7.93%
---------------------------------------------
Taxable Equivalent Yield
  (Federal and State)(1)                8.16%
---------------------------------------------

---------------------------------------------
Total Net Assets ($000)              $351,366
---------------------------------------------
Average Weighted Maturity (Years)       21.12
---------------------------------------------
Average Weighted Duration (Years)        5.52
---------------------------------------------

ANNUALIZED TOTAL RETURN (AT NAV)
---------------------------------------------

1-Year                                 11.00%
---------------------------------------------
3-Year                                 14.64%
---------------------------------------------
Since Inception                         6.86%
---------------------------------------------

TAXABLE EQUIVALENT TOTAL RETURN(2)
---------------------------------------------

1-Year                                 13.80%
---------------------------------------------
3-Year                                 17.63%
---------------------------------------------
Since Inception                         9.67%
---------------------------------------------


1 Taxable equivalent yield represents the yield on a taxable investment necessary to equal the after-tax yield of the Nuveen fund. The federal only rate is based on the current market yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 33%.

2 Taxable equivalent total return is based on the annualized total return and a combined federal and state income tax rate of 33%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.



Pie Charts:

Credit Quality
BBB/NR                                     6%
A                                          4%
AA                                        14%
AAA                                       76%


Diversification

Housing                                   13%
Other                                     11%
Health Care                               14%
General Obligation                         9%
Pollution Control                         11%
Water and Sewer                            6%
Education                                 16%
Utilities                                  4%
Escrowed Bonds                            16%


Dividend History

1/97                                   0.0700
2/97                                   0.0700
3/97                                   0.0700
4/97                                   0.0700
5/97                                   0.0700
6/97                                   0.0700
7/97                                   0.0700
8/97                                   0.0700
9/97                                   0.0700
10/97                                  0.0700
11/97                                  0.0700
12/97                                  0.0700

Shareholder Meeting Report
Annual Meeting Date: December 31, 1997
                                                                                      NEW JERSEY INVESTMENT QUALITY
---------------------------------------------------------------------------------------------------------------------
                                                                                               Preferred    Preferred
                                                                                    Common        Shares       Shares
                                                                                    Shares      Series-M    Series-Th
---------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE DIRECTORS
WAS REACHED AS FOLLOWS:
ROBERT P. BREMNER
      For                                                                       17,942,298         3,090        1,912
      Withhold                                                                     147,283            51            1
---------------------------------------------------------------------------------------------------------------------
        Total                                                                   18,089,581         3,141        1,913
LAWRENCE H. BROWN
      For                                                                       17,943,599         3,090        1,912
      Withhold                                                                     145,982            51            1
---------------------------------------------------------------------------------------------------------------------
        Total                                                                   18,089,581         3,141        1,913
ANTHONY T. DEAN
      For                                                                       17,943,625         3,090        1,912
      Withhold                                                                     145,956            51            1
---------------------------------------------------------------------------------------------------------------------
        Total                                                                   18,089,581         3,141        1,913
ANNE E. IMPELLIZZERI
      For                                                                       17,941,705         3,090        1,912
      Withhold                                                                     147,876            51            1
---------------------------------------------------------------------------------------------------------------------
        Total                                                                   18,089,581         3,141        1,913
PETER R. SAWERS
      For                                                                       17,942,625         3,090        1,912
      Withhold                                                                     146,956            51            1
---------------------------------------------------------------------------------------------------------------------
        Total                                                                   18,089,581         3,141        1,913
JUDITH M. STOCKDALE
      For                                                                       17,941,109         3,090        1,912
      Withhold                                                                     148,472            51            1
---------------------------------------------------------------------------------------------------------------------
        Total                                                                   18,089,581         3,141        1,913
WILLIAM J. SCHNEIDER
      For                                                                               --         3,090        1,912
      Withhold                                                                          --            51            1
---------------------------------------------------------------------------------------------------------------------
        Total                                                                           --         3,141        1,913
TIMOTHY R. SCHWERTFEGER
      For                                                                               --         3,090        1,912
      Withhold                                                                          --            51            1
---------------------------------------------------------------------------------------------------------------------
        Total                                                                           --         3,141        1,913
RATIFICATION OF AUDITORS
WAS REACHED AS FOLLOWS:
      For                                                                       17,847,980         3,054        1,910
      Against                                                                       90,196            --            1
      Abstain                                                                      151,405            87            2
---------------------------------------------------------------------------------------------------------------------
        Total                                                                   18,089,581         3,141        1,913

                                                                                  NEW JERSEY PREMIUM INCOME
---------------------------------------------------------------------------------------------------------------------
                                                                                 Preferred     Preferred    Preferred
                                                                       Common       Shares        Shares       Shares
                                                                       Shares     Series-T      Series-W    Series-Th
---------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE DIRECTORS
WAS REACHED AS FOLLOWS:
ROBERT P. BREMNER
      For                                                          10,964,723          612         1,425        1,359
      Withhold                                                        112,930           11            13            8
---------------------------------------------------------------------------------------------------------------------
        Total                                                      11,077,653          623         1,438        1,367
LAWRENCE H. BROWN
      For                                                          10,964,983          612         1,425        1,359
      Withhold                                                        112,670           11            13            8
---------------------------------------------------------------------------------------------------------------------
        Total                                                      11,077,653          623         1,438        1,367
ANTHONY T. DEAN
      For                                                          10,966,982          612         1,425        1,359
      Withhold                                                        110,671           11            13            8
---------------------------------------------------------------------------------------------------------------------
        Total                                                      11,077,653          623         1,438        1,367
ANNE E. IMPELLIZZERI
      For                                                          10,964,203          612         1,425        1,359
      Withhold                                                        113,450           11            13            8
---------------------------------------------------------------------------------------------------------------------
        Total                                                      11,077,653          623         1,438        1,367
PETER R. SAWERS
      For                                                          10,967,752          612         1,425        1,359
      Withhold                                                        109,901           11            13            8
---------------------------------------------------------------------------------------------------------------------
        Total                                                      11,077,653          623         1,438        1,367
JUDITH M. STOCKDALE
      For                                                          10,967,189          612         1,425        1,359
      Withhold                                                        110,464           11            13            8
---------------------------------------------------------------------------------------------------------------------
        Total                                                      11,077,653          623         1,438        1,367
WILLIAM J. SCHNEIDER
      For                                                                  --          612         1,425        1,359
      Withhold                                                             --           11            13            8
---------------------------------------------------------------------------------------------------------------------
        Total                                                              --          623         1,438        1,367
TIMOTHY R. SCHWERTFEGER
      For                                                                  --          612         1,425        1,359
      Withhold                                                             --           11            13            8
---------------------------------------------------------------------------------------------------------------------
        Total                                                              --          623         1,438        1,367
RATIFICATION OF AUDITORS
WAS REACHED AS FOLLOWS:
      For                                                          10,939,124          610         1,426        1,357
      Against                                                          34,345            2            --           --
      Abstain                                                         104,184           11            12           10
---------------------------------------------------------------------------------------------------------------------
        Total                                                      11,077,653          623         1,438        1,367

Shareholder Meeting Report
Annual Meeting Date: December 31, 1997
                                                                                     PENNSYLVANIA INVESTMENT QUALITY
---------------------------------------------------------------------------------------------------------------------
                                                                                               Preferred    Preferred
                                                                                    Common        Shares       Shares
                                                                                    Shares      Series-W    Series-Th
---------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE DIRECTORS
WAS REACHED AS FOLLOWS:
ROBERT P. BREMNER
      For                                                                       13,955,132         2,292        1,824
      Withhold                                                                     134.925             4            1
---------------------------------------------------------------------------------------------------------------------
        Total                                                                   14,090,057         2,296        1,825
LAWRENCE H. BROWN
      For                                                                       13,955,644         2,292        1,824
      Withhold                                                                     134,413             4            1
---------------------------------------------------------------------------------------------------------------------
        Total                                                                   14,090,057         2,296        1,825
ANTHONY T. DEAN
      For                                                                       13,957,809         2,292        1,824
      Withhold                                                                     132,248             4            1
---------------------------------------------------------------------------------------------------------------------
        Total                                                                   14,090,057         2,296        1,825
ANNE E. IMPELLIZZERI
      For                                                                       13,948,156         2,292        1,824
      Withhold                                                                     141,901             4            1
---------------------------------------------------------------------------------------------------------------------
        Total                                                                   14,090,057         2,296        1,825
PETER R. SAWERS
      For                                                                       13,954,864         2,292        1,824
      Withhold                                                                     135,193             4            1
---------------------------------------------------------------------------------------------------------------------
        Total                                                                   14,090,057         2,296        1,825
JUDITH M. STOCKDALE
      For                                                                       13,946,408         2,292        1,824
      Withhold                                                                     143,649             4            1
---------------------------------------------------------------------------------------------------------------------
        Total                                                                   14,090,057         2,296        1,825
WILLIAM J. SCHNEIDER
      For                                                                               --         2,292        1,824
      Withhold                                                                          --             4            1
---------------------------------------------------------------------------------------------------------------------
        Total                                                                           --         2,296        1,825
TIMOTHY R. SCHWERTFEGER
      For                                                                               --         2,292        1,824
      Withhold                                                                          --             4            1
---------------------------------------------------------------------------------------------------------------------
        Total                                                                           --         2,296        1,825
RATIFICATION OF AUDITORS
WAS REACHED AS FOLLOWS:
      For                                                                       13,895,595         2,287        1,813
      Against                                                                       55,635             5           10
      Abstain                                                                      138,827             4            2
---------------------------------------------------------------------------------------------------------------------
        Total                                                                   14,090,057         2,296        1,825

                                                                                PENNSYLVANIA PREMIUM INCOME 2
---------------------------------------------------------------------------------------------------------------------
                                                                                 Preferred     Preferred    Preferred
                                                                       Common       Shares        Shares       Shares
                                                                       Shares     Series-M     Series-Th     Series-F
---------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE DIRECTORS
WAS REACHED AS FOLLOWS:
ROBERT P. BREMNER
      For                                                          14,327,004          777         1,946        1,675
      Withhold                                                        118,252           --            37           --
---------------------------------------------------------------------------------------------------------------------
        Total                                                      14,445,236          777         1,983        1,675
LAWRENCE H. BROWN
      For                                                          14,327,004          777         1,946        1,675
      Withhold                                                        118,232           --            37           --
---------------------------------------------------------------------------------------------------------------------
        Total                                                      14,445,236          777         1,983        1,675
ANTHONY T. DEAN
      For                                                          14,327,004          777         1,946        1,675
      Withhold                                                        118,232           --            37           --
---------------------------------------------------------------------------------------------------------------------
        Total                                                      14,445,236          777         1,983        1,675
ANNE E. IMPELLIZZERI
      For                                                          14,325,219          777         1,946        1,675
      Withhold                                                        120,017           --            37           --
---------------------------------------------------------------------------------------------------------------------
        Total                                                      14,445,236          777         1,983        1,675
PETER R. SAWERS
      For                                                          14,326,604          777         1,946        1,675
      Withhold                                                        118,632           --            37           --
---------------------------------------------------------------------------------------------------------------------
        Total                                                      14,445,236          777         1,983        1,675
JUDITH M. STOCKDALE
      For                                                          14,323,028          777         1,946        1,675
      Withhold                                                        122,208           --            37           --
---------------------------------------------------------------------------------------------------------------------
        Total                                                      14,445,236          777         1,983        1,675
WILLIAM J. SCHNEIDER
      For                                                                  --          777         1,946        1,675
      Withhold                                                             --           --            37           --
---------------------------------------------------------------------------------------------------------------------
        Total                                                              --          777         1,983        1,675
TIMOTHY R. SCHWERTFEGER
      For                                                                  --          777         1,946        1,675
      Withhold                                                             --           --            37           --
---------------------------------------------------------------------------------------------------------------------
        Total                                                              --          777         1,983        1,675
RATIFICATION OF AUDITORS
WAS REACHED AS FOLLOWS:
      For                                                          14,317,228          777         1,963        1,672
      Against                                                          39,309           --            14           --
      Abstain                                                          88,699           --             6            3
---------------------------------------------------------------------------------------------------------------------
        Total                                                      14,445,236          777         1,983        1,675

PORTFOLIO OF INVESTMENTS (UNAUDITED)
NUVEEN NEW JERSEY INVESTMENT
QUALITY MUNICIPAL FUND, INC. (NQJ)
 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS*      RATINGS**     VALUE
----------------------------------------------------------------------------------------------------------------------
              EDUCATIONAL FACILITIES - 3.4%

 $  315,000   Higher Education Assistance Authority (State of New Jersey),
                Senior Student Loan Revenue Bonds, 1991 Series A, 7.200%, 7/01/09
                (Alternative Minimum Tax)                                         7/01 at 102      A       $   336,634

              New Jersey Educational Facilities Authority, Seton Hall University
              Project Revenue Bonds, 1991 Series, Project D:
    500,000     6.875%, 7/01/10                                                   7/01 at 102      Baa1        540,020
  2,500,000     7.000%, 7/01/21                                                   7/01 at 102      Baa1      2,692,425

  6,000,000   New Jersey Higher Educational Assistance Authority, Student Loan Revenue Bonds, NJ
                Class Loan Program, Series 1997 A, 5.800%, 6/01/16
                (Alternative Minimum Tax)                                         6/07 at 102      Aaa       6,269,880

              Rutgers, The State University (The State University of New
              Jersey), General Obligation Refunding Bonds, 1992 Series A:
  2,900,000     6.500%, 5/01/13                                                   5/02 at 102      AA        3,165,234
  1,725,000     6.500%, 5/01/18                                                   5/02 at 102      AA        1,883,493


----------------------------------------------------------------------------------------------------------------------
              ESCROWED BONDS - 18.8%

  5,600,000   New Jersey Economic Development Authority, Lease Rental Bonds, 1992 Series
                (Liberty State Park Project), 6.800%, 3/15/22
                (Pre-refunded to 3/15/02)                                         3/02 at 102      Aaa       6,265,448

              New Jersey Economic Development Authority Revenue Bonds (New
              Jersey Performing Arts Center Site Acquisition Project), 1991
              Series:
    610,000     6.600%, 6/15/04 (Pre-refunded to 6/15/01)                         6/01 at 102      Aaa         669,676
  3,800,000     6.750%, 6/15/12 (Pre-refunded to 6/15/01)                         6/01 at 102      Aaa       4,189,918

  4,875,000   New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Peter's Medical
                Center Issue, Series E, 6.875%, 7/01/11 (Pre-refunded to 7/01/01) 7/01 at 102      Aaa       5,392,286

              New Jersey Health Care Facilities Financing Authority, Refunding
              Revenue Bonds, Barnert Hospital (FHA Insured Mortgage) Series B:
     90,000     6.750%, 8/01/11 (Pre-refunded to 2/01/01)                         2/01 at 100      AAA          98,476
    355,000     6.800%, 8/01/19 (Pre-refunded to 2/01/01)                         2/01 at 102      AAA         388,942

  9,300,000   New Jersey Highway Authority (Garden State Parkway), Senior Parkway Revenue Bonds,
                1989 Series, 7.250%, 1/01/16 (Pre-refunded to 1/01/99)            1/99 at 102      Aaa       9,801,828

              State of New Jersey, General Obligation Bonds (Various Bonds):
  8,200,000     6.750%, 9/15/07 (Pre-refunded to 9/15/01)                     9/01 at 101 1/2      AA+***    9,037,712
    850,000     6.800%, 9/15/10 (Pre-refunded to 9/15/01)                     9/01 at 101 1/2      AA+***      938,281

  7,000,000   The Bergen County Utilities Authority, 1992 Water Pollution Control System Revenue
                Bonds, Series A, 6.500%, 12/15/12 (Pre-refunded to 6/15/02)       6/02 at 102      Aaa       7,773,850

  7,800,000   County of Essex, New Jersey, Fiscal Year Adjustment Bonds, Series 1991,
                6.500%, 12/01/11 (Pre-refunded to 12/01/01)                      12/01 at 101      Aaa       8,541,702

  4,095,000     The Board of Education of the Township of Evesham, in the County
                of Burlington New Jersey, Certificates of Participation, 6.875%,
                9/01/11 (Pre-refunded to 9/01/01                                  9/01 at 102      Aaa       4,550,733

  8,200,000   The City of Jersey City (Hudson County, New Jersey), Fiscal Year Adjustment Bonds,
                Series A 1991, 6.600%, 5/15/11 (Pre-refunded to 5/15/01)          5/01 at 102      Aaa       8,990,234

    950,000   The Mercer County Improvement Authority, Mercer County, New Jersey, Revenue Bonds
                (County Courthouse Project, Series 1991), 6.600%, 11/01/14
                (Pre-refunded to 11/01/00)                                       11/00 at 102      Aa2***    1,030,722

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS*      RATINGS**     VALUE
----------------------------------------------------------------------------------------------------------------------
              ESCROWED BONDS - CONTINUED

 $3,500,000   The Monmoth County Improvement Authority (Monmouth County, New Jersey),
                Sewage Facilities Revenue Refunding Bonds, Series 1991, 6.750%, 2/01/13
                (Pre-refunded to 2/01/01)                                         2/01 at 102      Aaa     $ 3,833,900

  1,200,000   County of Passaic, New Jersey, General Improvement Bonds, 6.700%, 9/01/10
                (Pre-refunded to 9/01/99)                                         9/99 at 102      N/R***    1,274,220

  6,000,000   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series P, 7.000%, 7/01/11
                (Pre-refunded to 7/01/01)                                         7/01 at 102      Aaa       6,688,020

  2,450,000   University of Medicine and Dentistry of New Jersey Bonds, Series E, 6.500%, 12/01/18
                (Pre-refunded to 12/01/01)                                       12/01 at 102      AA-***    2,700,121


----------------------------------------------------------------------------------------------------------------------
              GENERAL OBLIGATION BONDS - 11.4%

  5,000,000   State of New Jersey, General Obligation Bonds, Various Series,
                6.375%, 8/01/11                                               8/02 at 101 1/2      Aa1       5,447,500

              State of New Jersey, General Obligation Bonds, Series D:
  8,000,000     5.750%, 2/15/06                                                  No Opt. Call      Aa1       8,775,680
  5,000,000     6.000%, 2/15/11                                                  No Opt. Call      Aa1       5,654,550

              Bayonne Municipal Utilities Authority (Hudson County) Water System Revenue Bonds,
              Series 1997:
    720,000     5.000%, 1/01/08                                                  No Opt. Call      Aaa         744,048
    750,000     5.000%, 1/01/12                                                   1/08 at 101      Aaa         756,068

  1,265,000   Township of East Brunswick, In the County of Middlesex, New Jersey, General Obligation
                Refunding Bonds, Series 1993, 5.125%, 4/01/13                     4/03 at 101      Aa2       1,283,482

              County of Essex, New Jersey, General Obligation Refunding Bonds of
              1996, Tax-Exempt Bonds of 1996, Series A-1:
  1,000,000     5.000%, 11/15/11                                                  8/07 at 101      Aaa       1,015,120
  3,000,000     6.000%, 11/15/07                                                 No Opt. Call      Aaa       3,375,720

  2,320,000   City of Hoboken, Fiscal Year Adjustment, General Obligation Bonds, Series 1991,
                8.900%, 8/01/06                                                  No Opt. Call      Aaa       3,065,370

  5,250,000   Township of Howell, In the County of Monmouth, New Jersey, General Obligation Refunding
                Bonds, Series 1991, 6.800%, 1/01/14                               1/02 at 102      Aaa       5,789,648

  3,675,000   The City of New Jersey (Hudson County, New Jersey), Fiscal Year Adjustment Bonds,
                Series B 1991, 8.400%, 5/15/06                                   No Opt. Call      Aaa       4,678,606

  1,000,000   The Monmouth County Improvement Authority, (Monmouth County, New Jersey), Revenue
                Bonds, Series 1997 (Howell Township Board of Education Project),
                5.800%, 7/15/17                                                   7/07 at 101      AAA       1,070,230

  2,000,000   Town of Morristown, In the County of Morris, New Jersey, General Obligation Refunding
                Bonds, Series 1995, 6.500%, 8/01/19                               8/05 at 102      Aaa       2,266,440

  1,895,000   North Bergen Township Municipal Utility Authority, Sewer Revenue Refunding Bonds,
                Series 1993, 7.875%, 12/15/09                                    No Opt. Call      Aaa       2,480,290

  1,180,000   The Raritan Township Municipal Utilities Authority (Hunterdon County, New Jersey) (Secured
                by a Service Contract with the Township of Raritan), Revenue Bonds, Series 1992, (Bank
                Qualified), 6.450%, 5/01/12                                       5/02 at 102      A+        1,265,833

                                                 PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                 NUVEEN NEW JERSEY INVESTMENT
                                                 QUALITY MUNICIPAL FUND, INC. (NQJ) - CONTINUED
 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS*      RATINGS**     VALUE
----------------------------------------------------------------------------------------------------------------------
              GENERAL OBLIGATION BONDS- CONTINUED

 $1,465,000   The South Toms River Sewerage Authority (Ocean County, New Jersey), Sewer Refunding
                Revenue Bonds (Series 1992) (Bank Qualified), 7.400%, 11/01/05   11/02 at 102      N/R     $ 1,566,070

  1,000,000   Township of West Deptford, County of Gloucester, New Jersey, General Obligation Bonds,
                Series of 1996, 5.250%, 3/01/14                                   3/06 at 102      Aaa       1,024,310


----------------------------------------------------------------------------------------------------------------------
              HEALTH CARE FACILITIES - 11.8%

    300,000   New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Community Medical
                Center/Kensington Manor Care Center Issue, Series E, 7.000%, 7/01/207/00 at 102    Aaa         323,436

  3,600,000   New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Atlantic
                City Medical Center Issue, Series C, 6.800%, 7/01/05              7/02 at 102      A-        3,991,284

  7,500,000   New Jersey Health Care Facilities Financing Authority, Revenue Bonds, JFK Health Systems,
                Obligated Group Issue, Series 1991, 6.600%, 7/01/08               7/01 at 102      Aaa       8,212,500

  9,300,000   New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Centrastate Medical,
                Center Issue, Series A, 6.625%, 7/01/11                           7/01 at 102      Aaa      10,114,680

  3,000,000   New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Beth Israel Hospital
                Association of Passaic Issue, Series B, 6.250%, 7/01/14           7/99 at 100      Aaa       3,089,400

  2,070,000   New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson
                University Hospital, Series B, 6.625%, 7/01/16                    7/01 at 102      Aaa       2,251,332

  4,350,000   New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Mercer Medical Center
                Issue, Series 1991, 6.500%, 7/01/10                               7/01 at 102      Aaa       4,713,617

  5,025,000   New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Pascack Valley
                Hospital Association Issue, Series 1991, 6.700%, 7/01/11          7/01 at 102      BBB       5,325,797

              New Jersey Health Care Facilities Financing Authority, Refunding
              Revenue Bonds, Barnert Hospital (FHA Insured Mortgage) Series B:
    680,000     6.750%, 8/01/11                                                   2/01 at 102      AAA         735,821
  2,845,000     6.800%, 8/01/19                                                   2/01 at 102      AAA       3,062,102

  4,150,000   New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical
                Center, Obligated Group Issue, Series 1992, 7.500%, 7/01/06       7/02 at 102      Ba1       4,464,446

  2,800,000   New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Atlantic
                City Medical Center Issue, Series C, 6.800%, 7/01/11              7/02 at 102      A-        3,092,264

  2,535,000   New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Deborah Heart and
                Lung Center Issue, Series of 1993, 6.200%, 7/01/13                7/03 at 102      Baa2      2,650,773


----------------------------------------------------------------------------------------------------------------------
              HOUSING FACILITIES - 18.0%

  4,500,000   New Jersey Housing Mortgage Finance Agency, Multifamily Housing Revenue Bonds,
                1996 Series A, 6.250%, 5/01/28 (Alternative Minimum Tax)          5/06 at 102      Aaa       4,773,870

 12,000,000   New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Refunding
                Bonds (Presidential Plaza at Newport Project-FHA Insured Mortgages), 1991 Series 1,
                7.000%, 5/01/30                                                  11/01 at 102      AAA      13,038,480

  1,500,000   New Jersey Housing and Mortgage Finance Agency, Multi-Family Housing Revenue Bonds,
                1995 Series A, 6.000%, 11/01/14                                   5/05 at 102      Aaa       1,582,050

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS*      RATINGS**     VALUE
----------------------------------------------------------------------------------------------------------------------
              HOUSING FACILITIES - CONTINUED

              New Jersey Housing and Mortgage Finance Agency, Section 8 Bonds,
              1991 Series A:
 $3,000,000     6.800%, 11/01/05                                                 11/02 at 102      AA+     $ 3,225,840
  2,500,000     6.900%, 11/01/07                                                 11/01 at 103      AA+       2,678,700
  4,700,000     6.950%, 11/01/08                                                 11/01 at 103      AA+       5,027,073
  1,000,000     7.000%, 11/01/11                                                 11/01 at 103      AA+       1,066,470

  3,255,000   New Jersey Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds, 1989
                Series D, 7.600%, 10/01/09 (Alternative Minimum Tax)             10/99 at 102      Aaa       3,415,211

  9,650,000   New Jersey Housing and Mortgage Finance Agency, Housing Revenue Bonds, 1992 Series A,
                6.950%, 11/01/13                                                  5/02 at 102      A+       10,459,153

  5,500,000   New Jersey Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds, 1990
                Series F-2, 6.300%, 4/01/25 (Alternative Minimum Tax)            10/00 at 102      Aaa       5,678,860

  3,250,000   New Jersey Housing and Mortgage Finance Agency, Housing Revenue Refunding Bonds,
                1992 Series One, 6.700%, 11/01/28                                11/02 at 102      A+        3,496,285

  2,605,000   New Jersey Housing and Mortgage Finance Agency, Revenue Bonds, (Home Buyer),
                1995 Series O, 6.350%, 10/01/27 (Alternative Minimum Tax)    10/05 at 101 1/2      Aaa       2,773,674

 10,000,000   New Jersey Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds, 1997
                Series U, 5.850%, 4/01/29 (Alternative Minimum Tax)          10/07 at 101 1/2      Aaa      10,334,000

  5,000,000   New Jersey Housing and Mortgage Finance Agency, Revenue Bonds (Home Buyer), 1996
                Series S, 6.050%, 10/01/28 (Alternative Minimum Tax)          4/07 at 101 1/2      Aaa       5,245,050

  3,790,000   The Hudson County Improvement Authority, Multifamily Housing Revenue Bonds,
                Series 1992 A (Conduit Financing-Observer Park Project), 6.900%, 6/01/22
                (Alternative Minimum Tax)                                         6/04 at 100      AAA       4,058,597

  1,495,000   Housing Finance Corporation of the City of Long Branch, Long Branch, New Jersey, Section 8
                Assisted Housing Revenue Bonds, Washington Manor Associates Ltd., Elderly Project,
                10.000%, 10/01/11                                                 4/98 at 101      N/R       1,517,649

    710,000   Puerto Rico Housing Finance Corporation, Single Family Mortgage Revenue Bonds, Portfolio
                One, Series C, 6.750%, 10/15/13                                  10/01 at 102      Aaa         752,124


----------------------------------------------------------------------------------------------------------------------
              INDUSTRIAL DEVELOPMENT REVENUE - 3.0%

  1,300,000   New Jersey Economic Development Authority, Economic Development Bonds, Bridgewater
                Resources Inc., Series 1991, 9.500%, 2/01/01
                (Alternative Minimum Tax)                                        No Opt. Call      N/R       1,356,615

  5,000,000   New Jersey Economic Development Authority, Economic Development Revenue Bonds
                (J&J Snack Foods Corporation of New Jersey Project), Series 91, 7.250%, 12/01/05
                (Alternative Minimum Tax)                                        12/01 at 100      N/R       5,203,650

  6,250,000   The Pollution Control Financing Authority of Salem County (New Jersey), Waste Disposal
                Revenue Bonds (E.I. duPont de Nemours and Company-Chambers Works Project), 1991
                Series A, 6.500%, 11/15/21 (Alternative Minimum Tax)             11/01 at 102      AA-       6,683,688


----------------------------------------------------------------------------------------------------------------------
              LEASE RENTAL - 4.0%

  2,445,000   New Jersey Sports and Exposition Authority, State Contract Bonds, 1992 Series A,
                6.500%, 3/01/19                                                   3/02 at 102      Aa        2,676,199

                                                 PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                 NUVEEN NEW JERSEY INVESTMENT
                                                 QUALITY MUNICIPAL FUND, INC. (NQJ) - CONTINUED
 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS*      RATINGS**     VALUE
----------------------------------------------------------------------------------------------------------------------
              LEASE RENTAL - CONTINUED

 $1,500,000   The Board of Education of the Township of Bedminster, Certificates of Participation, In the
                County of Somerset, New Jersey, 7.125%, 9/01/10                   3/01 at 102      A1      $ 1,655,475

  1,000,000   The Board of Education of the Town of Dover, in the County of Morris, New Jersey, as
                Lessee, Certificates of Participation, 6.600%, 6/01/11           12/01 at 100      Aaa       1,077,200

  2,535,000   The Board of Education of the Township of Mansfield, in the County of Warren, New Jersey,
                Certificates of Participation, 5.900%, 3/01/15                    3/06 at 102      Aaa       2,741,374

              The State of New Jersey, as Lessee, and The Mercer County Improvement Authority, as
              Lessor, Relating to the Richard J. Hughes Justice Complex:
  3,000,000     6.050%, 1/01/09                                                  No Opt. Call      Aa        3,004,500
  1,585,000     6.050%, 1/01/13                                                  No Opt. Call      Aa        1,587,409
  1,000,000     6.050%, 1/01/14                                                  No Opt. Call      Aa        1,001,520
  1,720,000     6.050%, 1/01/16                                                  No Opt. Call      Aa        1,722,614
  2,000,000     6.050%, 1/01/17                                                  No Opt. Call      Aa        2,003,040


----------------------------------------------------------------------------------------------------------------------
              OTHER REVENUE - 4.1%

  3,700,000   Pollution Control Financing Authority of Camden County (Camden County, New Jersey),
                Solid Waste Disposal and Resource Recovery System Revenue Bonds, Series 1991B,
                7.500%, 12/01/09 (Alternative Minimum Tax)                       12/01 at 102      BB        3,739,812

  3,500,000   Pollution Control Financing Authority of Camden County (Camden County, New Jersey),
                Solid Waste Disposal and Resource Recovery System Revenue Bonds, Series 1991A,
                7.500%, 12/01/10 (Alternative Minimum Tax)                       12/01 at 102      BB        3,537,660

 10,000,000   The Union County Utilities Authority (New Jersey), Solid Waste System Revenue Bonds,
                Series D, 6.850%, 6/15/14 (Alternative Minimum Tax)               6/02 at 102      Aaa      10,609,100


----------------------------------------------------------------------------------------------------------------------
              POLLUTION CONTROL FACILITIES - 0.1%

    400,000   New Jersey Economic Development Authority, Adjustable-Fixed Rate Pollution Control
                Revenue Bonds, 1985 Series (Jersey Central Power & Light Company Project),
                7.100%, 7/01/15                                                   7/01 at 103      Baa1        442,156


----------------------------------------------------------------------------------------------------------------------
              TRANSPORTATION - 10.7%

  3,000,000   New Jersey Economic Development Authority, Economic Development Bonds (American
                Airlines, Inc. Project), 7.100%, 11/01/31
                (Alternative Minimum Tax)                                        11/01 at 102      Baa2      3,304,830

  3,500,000   New Jersey Highway Authority (Garden State Parkway), Senior Parkway Revenue Refunding
                Bonds, 1992 Series, 6.250%, 1/01/14                               1/02 at 102      AA-       3,799,320

  5,000,000   New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 1991 A (Refunding Bonds),
                6.900%, 1/01/14                                                   1/98 at 100      Baa1      5,010,550

              New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 1991 C:
  9,000,000     6.500%, 1/01/08                                                  No Opt. Call      Aaa      10,511,820
  1,675,000     6.500%, 1/01/16                                                  No Opt. Call      Baa1      1,957,774

  4,300,000   The Port Authority of New York and New Jersey, Special Project Bonds, Series 1R, Delta
                Air Lines Inc. Project, LaGuardia Airport Passenger Terminal,
                6.950%, 6/01/08                                                   6/02 at 102      BBB-      4,732,623

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS*      RATINGS**     VALUE
----------------------------------------------------------------------------------------------------------------------
              TRANSPORTATION - CONTINUED

 $4,500,000   The Port Authority of New York and New Jersey, Consolidated Bonds, Eighty-Fourth Series,
                6.000%, 1/15/28 (Alternative Minimum Tax)                         1/03 at 101      AA-     $ 4,731,165

  3,150,000   The Port Authority of New York and New Jersey, Consolidated Bonds, Ninety-Fifth Series,
                6.125%, 7/15/29 (Alternative Minimum Tax)                         7/04 at 101      AA-       3,359,255

  5,000,000   Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Second
                Series, (Revenue Bonds), Non-Amt Bonds, 5.875%, 10/15/27         10/02 at 101      Aaa       5,245,100

  4,350,000   The Port Authority of New York and New Jersey, Special Project Bonds, Series 6,
                JFK International Air Terminal LLC Project, 5.750%, 12/01/25
                (Alternative Minimum Tax)                                        12/07 at 100      Aaa       4,543,619


----------------------------------------------------------------------------------------------------------------------
              UTILITIES - 4.9%

  3,260,000   New Jersey Economic Development Authority, Natural Gas Facilities Refunding
                Revenue Bonds, Series 1991A (New Jersey Natural Gas Company Project),
                7.050%, 3/01/16                                                   3/98 at 102      A         3,339,315

  2,000,000   New Jersey Economic Development Authority, Natural Gas Facilities Revenue
                Bonds, Series 1991B (New Jersey Natural Gas Company Project),
                7.250%, 3/01/21 (Alternative Minimum Tax)                         3/98 at 102      A         2,048,800

  8,000,000   Pollution Control Financing, Authority of Middlesex County (New Jersey), Pollution
                Control Revenue Refunding Bonds, Series 1992 (Amerada Hess Corporation
                Project), 6.875%, 12/01/22                                       12/02 at 102      N/R       8,778,000

  6,000,000   Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series Y,
                7.000%, 7/01/07                                                  No Opt. Call      Aaa       7,205,820


----------------------------------------------------------------------------------------------------------------------
              WATER/SEWER FACILITIES - 7.4%

  5,000,000   New Jersey Economic Development Authority, Water Facilities Revenue Bonds,
                Series 1991 (New Jersey--American Water Company, Inc. Project),
                7.400%, 11/01/01 (Alternative Minimum Tax)                       No Opt. Call      N/R       5,179,450

  7,500,000   New Jersey Economic Development Authority, Water Facilities Revenue Bonds,
                New Jersey-American Water Company, Series 96, 6.000%, 5/01/36
                (Alternative Minimum Tax)                                         5/06 at 102      Aaa       8,061,300

     35,000   New Jersey Wastewater Treatment Trust, Wastewater Treatment Insured Bonds,
                Series 1988 A, 7.375%, 5/15/08                                    5/98 at 102      Aaa          36,153

  2,250,000   New Jersey Water Supply Authority, Water System Revenue Bonds, Series 1998
                (Delaware and Raritan System), 7.875%, 11/01/13
                (Alternative Minimum Tax)                                        11/98 at 102      A+        2,354,062

  2,500,000   The Atlantic County Utilities Authority (New Jersey), Sewer Revenue Refunding
                Bonds, 1987 Series, 5.000%, 1/15/13                               1/98 at 100      Aaa       2,499,974

              Cape May County Municipal Utilities Authority, Sewer Revenue Refunding Bonds,
              Series 1992-A:
  2,000,000     6.000%, 1/01/11                                                   1/03 at 102      Aaa       2,165,020
  7,600,000     5.750%, 1/01/16                                                   1/03 at 102      Aaa       7,983,495

                                                 PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                 NUVEEN NEW JERSEY INVESTMENT
                                                 QUALITY MUNICIPAL FUND, INC. (NQJ) - CONTINUED
 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS*      RATINGS**     VALUE
----------------------------------------------------------------------------------------------------------------------
              WATER/SEWER FACILITIES - CONTINUED

$ 4,000,000   Passaic Valley Sewerage Commissioners (State of New Jersey),
                Sewer System Bonds, Series D, 5.800%, 12/01/18                   12/02 at 102      Aaa     $ 4,211,240

----------------------------------------------------------------------------------------------------------------------
$396,500,000  Total Investments - (cost $396,599,912) - 97.6%                                              428,563,955
============----------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 2.4%                                                          10,620,509
----------------------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                           $439,184,464
======================================================================================================================

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor's or Moody's rating.

*** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

N/R - Investment is not rated.

See accompanying notes to financial statements.

                                                 PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                 NUVEEN NEW JERSEY PREMIUM
                                                 INCOME MUNICIPAL FUND, INC. (NNJ)
 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS*      RATINGS**     VALUE
----------------------------------------------------------------------------------------------------------------------
              EDUCATIONAL FACILITIES - 8.2%

$   825,000   Higher Education Assistance Authority (State of New Jersey), Student Loan
                Revenue Bonds, 1992 Series A, New Jersey Class Loan Program
                6.125%, 7/01/09 (Alternative Minimum Tax)                         7/02 at 102       A+     $   857,423

  4,945,000   Higher Education Assistance Authority (State of New Jersey), Student Loan
                Revenue Bonds, 1993 Series A, New Jersey Class Loan Program,
                5.300%, 7/01/10 (Alternative Minimum Tax)                         7/03 at 102       A+       5,015,219

  3,600,000   New Jersey Economic Development Authority, Economic Development Bonds
                (Yeshiva K'Tana of Passaic - 1992 Project), 8.000%, 9/15/18      No Opt, Call      N/R       4,523,148

    945,000   New Jersey Educational Facilities Authority, Trenton State College Issue, Revenue
                Bonds, Series 1976 D, 6.750%, 7/01/08                             7/08 at 100       A+         947,098

  2,095,000   New Jersey Educational Facilities Authority, Refunding Revenue Bonds, Trenton
                State College Issue, Series 1992 E, 6.000%, 7/01/09               7/02 at 102      Aaa       2,271,210

  1,500,000   New Jersey Educational Facilities Authority, Higher Education Facilities Trust Fund
                Bonds, Series 1995 A, 5.125%, 9/01/02                            No Opt. Call      Aaa       1,563,975

  1,000,000   New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute
                of Technology Issue, Series 1994A, 6.000%, 7/01/24                7/04 at 102      Aaa       1,082,780

  2,500,000   New Jersey Educational Facilities Authority, Revenue Bonds, Rowan College of
                New Jersey Issue, Series 1996 E, 6.000%, 7/01/21                  7/06 at 101      Aaa       2,724,075

  3,330,000   New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State
                University, Series 1996-C (Dormitory/Cafeteria Facility),
                5.400%, 7/01/12                                                   7/06 at 101      Aaa       3,482,547


----------------------------------------------------------------------------------------------------------------------
              ESCROWED BONDS - 4.2%

  2,000,000   New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Newton
                Memorial Hospital Issue, Series A, 7.500%, 7/01/19
                (Pre-refunded to 7/01/99)                                         7/99 at 102    A-***       2,140,000

  2,420,000   New Jersey Turnpike Authority, Turnpike Revenue Bonds, 1984 Series,
                10.375%, 1/01/03                                                 No Opt. Call      AAA       2,817,485

              State of New Jersey, General Obligation Bonds (Various Bonds):
  3,300,000     6.800%, 9/15/10 (Pre-refunded to 9/15/01)                     9/01 at 101 1/2   AA+***       3,642,738
  2,385,000     6.800%, 9/15/11 (Pre-refunded to 9/15/01)                     9/01 at 101 1/2   AA+***       2,632,706

    250,000   The Board of Education of the Township of Franklin, in the County of Somerset,
                New Jersey, Certificates of Participation, Series 1989, 6.900%, 12/15/00
                (Pre-refunded to 6/15/99)                                         6/99 at 100      Aaa         263,790


----------------------------------------------------------------------------------------------------------------------
              GENERAL OBLIGATION BONDS - 17.1%

  3,485,000   New Jersey Economic Development Authority, Revenue Bonds (Public Schools
              Small Project Loan Program), Series 1993, 5.400%, 8/15/12           8/03 at 102      AAA       3,609,310

              State of New Jersey, General Obligation Bonds, Series D:
  2,760,000     5.750%, 2/15/06                                                  No Opt. Call      Aa1       3,027,610
  4,000,000     5.800%, 2/15/07                                                  No Opt. Call      Aa1       4,423,160
  2,500,000     6.000%, 2/15/11                                                  No Opt. Call      Aa1       2,827,275
  1,560,000     6.000%, 2/15/13                                                  No Opt. Call      Aa1       1,763,159

                                                 PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                 NUVEEN NEW JERSEY PREMIUM
                                                 INCOME MUNICIPAL FUND, INC. (NNJ) - CONTINUED

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS*      RATINGS**     VALUE
----------------------------------------------------------------------------------------------------------------------
              GENERAL OBLIGATION BONDS - CONTINUED

 $1,275,000   Camden County Improvement Authority (Camden County, New Jersey), County
                Guaranteed Lease Revenue Bonds, Series of 1995, 5.625%, 10/01/15 10/05 at 102      Aaa     $ 1,348,198

  1,000,000     The Essex County Utilities Authority (Essex County, New Jersey),
                Solid Waste System Revenue Bonds (Secured by a County Deficiency
                Agreement with the County of Essex), Solid Waste System Revenue
                Bonds, Tax Exempt Series 1996A,
                5.600%, 4/01/16                                                   4/06 at 102      Aaa       1,054,720

  1,000,000   The New Jersey City Sewerage Authority (Hudson County, New Jersey), Sewer Revenue
                Refunding Bonds (Series 1993), 6.250%, 1/01/14                   No Opt. Call      Aaa       1,154,570

    785,000   County of Morris, New Jersey, General Improvement Bonds of 1993,
                5.125%, 5/13/11                                                  No Opt. Call      Aaa         822,963

    600,000   The Borough of North Arlington, in the County of Bergen, New Jersey, General and Water
                Improvement Bonds of 1994, 4.800%, 2/01/10                       No Opt. Call      Aaa         612,402

  4,000,000   County of Passaic, State of New Jersey, General Obligation Refunding Bonds, Series 1993,
                5.125%, 9/01/12                                                  No Opt. Call      Aaa       4,161,200

  5,000,000   Commonwealth of Puerto Rico, Public Improvement Bonds of 1995 (General Obligation
                Bonds), 5.750%, 7/01/24                                       7/05 at 101 1/2      Aaa       5,284,750

  8,160,000     Puerto Rico Public Buildings Authority, Public Education and
                Health Facilities Refunding Bonds, Series M, Guaranteed by the
                Commonwealth of Puerto Rico, 5.750%, 7/01/15                  7/03 at 101 1/2        A       8,513,002

    650,000   The Board of Education of the Southern Gloucester County, Regional High School District,
                Gloucester County, New Jersey, School District Bonds, Series 1993,
                5.000%, 10/01/14                                                 No Opt. Call      Aaa         661,791

              Sparta Township School District, General Obligation Bonds, (Unlimited Tax):
  1,100,000     5.800%, 9/01/19                                                   9/06 at 100      Aaa       1,167,386
  1,100,000     5.800%, 9/01/20                                                   9/06 at 100      Aaa       1,163,569
  1,100,000     5.800%, 9/01/21                                                   9/06 at 100      Aaa       1,161,908

  1,585,000   The Warren County (Pequest River), Municipal Utilities Authority, Wastewater Revenue
                Refunding Bonds, Series 1993, 5.300%, 12/01/11                   12/03 at 101      Aaa       1,639,049

  2,250,000   Western Monmouth Utilities Authority (Monmouth County, New Jersey), Revenue Refunding
                Bonds, 1995 Series A, 5.600%, 2/01/14                             2/05 at 102      Aaa       2,382,345


----------------------------------------------------------------------------------------------------------------------
              HEALTH CARE FACILITIES - 7.6%

  3,255,000   New Jersey Economic Development Authority (Morris Hall/St. Lawrence, Inc. Project), Series
                1993A, 6.150%, 4/01/13                                            4/03 at 102       A+       3,463,450

  1,250,000   New Jersey Health Care Facilities Financing Authority Revenue Bonds, Community
                Memorial Hospital Association Issue, Series C, 8.000%, 7/01/14    7/98 at 102       A+       1,297,875

              New Jersey Health Care Facilities Financing Authority, Revenue
              Bonds, Dover General Hospital and Medical Center Issue, Series
              1994:
  1,015,000     7.000%, 7/01/03                                                  No Opt. Call      Aaa       1,150,086
    800,000     7.000%, 7/01/04                                                  No Opt. Call      Aaa         919,896

     45,000   New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Peter's Medical
                Center Issue, Series F, 5.000%, 7/01/11                           7/03 at 102      Aaa          45,519

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS*      RATINGS**     VALUE
----------------------------------------------------------------------------------------------------------------------
              HEALTH CARE FACILITIES - CONTINUED

 $  895,000   New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Wayne
                General Hospital Corp. Issue (FHA Insured Mortgage), Series B,
                5.750%, 8/01/11                                                   8/04 at 102      AAA     $   938,792

  2,000,000   New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Monmouth Medical
                Center Issue, Series C, 6.250%, 7/01/16                           7/04 at 102      Aaa       2,207,420

  4,000,000   New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds,
                AHS Hospital Corporation Issue, Series 1997 ABonds,
                5.000%, 7/01/27                                                   7/07 at 102      Aaa       3,921,400

  7,000,000   Puerto Rico Industrial, Medical, Educational, and Environmental Pollution Control Facilities
                Financing Authority, Adjustable Rate Industrial Revenue Bonds, 1983 Series A (American
                Home Products Corporation Project), 5.100%, 12/01/18             12/03 at 103       A2       6,928,670


----------------------------------------------------------------------------------------------------------------------
              HOUSING FACILITIES - 15.4%

  2,250,000   New Jersey Housing Finance Agency, Special Pledge Revenue Obligations, 1975 Series
                One, 9.000%, 11/01/18                                            11/99 at 100       A1       2,306,633

  4,000,000   New Jersey Housing and Mortgage Finance Agency, Multi-Family Housing Revenue
                Refunding Bonds (Presidential Plaza at Newport Project-FHA Insured Mortgages),
                1991 Series 1, 7.000%, 5/01/30                                   11/01 at 102      AAA       4,346,160

  2,875,000   New Jersey Housing and Mortgage Finance Agency, Multi-Family Housing Revenue Bonds,
                1995 Series A, 6.000%, 11/01/14                                   5/05 at 102      Aaa       3,032,263

  7,000,000   New Jersey Housing and Mortgage Finance Agency, Multi-Family Housing Revenue
                Bonds, 1997 Series A, 5.550%, 5/01/27 (Alternative Minimum Tax)11/07 at 101 1/2    Aaa       7,059,850

              New Jersey Housing and Mortgage Finance Agency, Housing Revenue Bonds, 1992 Series A:
  2,365,000     6.700%, 5/01/05                                                   5/02 at 102       A+       2,551,149
  8,000,000     6.950%, 11/01/13                                                  5/02 at 102       A+       8,670,800

  4,250,000   New Jersey Housing and Mortgage Finance Agency, Housing Revenue Refunding Bonds,
                1992 Series One, 6.700%, 11/01/28                                11/02 at 102       A+       4,572,065

  1,000,000   New Jersey Housing and Mortgage Finance Agency, Revenue Bonds (Home Buyer), 1995
                Series O, 6.300%, 10/01/23 (Alternative Minimum Tax)         10/05 at 101 1/2      Aaa       1,064,890

    525,000   New Jersey Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds, Series
                1996-P, 5.650%, 4/01/14                                       4/06 at 101 1/2      Aaa         547,355

  1,000,000   New Jersey Housing and Mortgage Finance Agency, Revenue Bonds (Home Buyer), 1996
                Series G, 5.875%, 4/01/17 (Alternative Minimum Tax)           4/06 at 101 1/2      Aaa       1,040,110

              New Jersey Housing and Mortgage Finance Agency Home Buyer Revenue
              Bonds, 1997 Series U:
  1,965,000     5.700%, 10/01/14 (Alternative Minimum Tax)                   10/07 at 101 1/2      Aaa       2,039,886
  1,500,000     5.850%, 4/01/29 (Alternative Minimum Tax)                    10/07 at 101 1/2      Aaa       1,550,100

  2,500,000   New Jersey Housing and Mortgage Finance Agency, Revenue Bonds (Home Buyer), 1996
                Series S, 6.050%, 10/01/28 (Alternative Minimum Tax)          4/07 at 101 1/2      Aaa       2,622,525

    915,000   Housing Finance Corporation of the City of Long Branch, Long Branch, New Jersey,
                Section 8 Assisted Housing Revenue Bonds, Washington Manor Associates Ltd., 1980
                Elderly Project, 10.000%, 10/01/11                                4/98 at 101      N/R         928,862

                                                 PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                 NUVEEN NEW JERSEY PREMIUM
                                                 INCOME MUNICIPAL FUND, INC. (NNJ) - CONTINUED

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS*      RATINGS**     VALUE
----------------------------------------------------------------------------------------------------------------------
              INDUSTRIAL DEVELOPMENT REVENUE - 2.4%

$ 4,880,000   New Jersey Economic Development Authority, Economic Development Bonds (Bridgewater
                Resources Inc. Project), 1994 Series A, 8.375%, 11/01/04
                (Alternative Minimum Tax)                                        No Opt. Call      N/R     $ 5,264,300

  1,140,000   New Jersey Economic Development Authority, Economic Growth Bonds, Composite Issue-
                1992 Second Series T, 5.300%, 12/01/07 (Alternative Minimum Tax) 12/03 at 102      Aa3       1,195,871


----------------------------------------------------------------------------------------------------------------------
              LEASE RENTAL - 4.0%

              New Jersey Transportation Trust Fund Authority, Transportation System Bonds, 1995 Series A:
    750,000     5.500%, 6/15/12                                                   6/05 at 102      Aaa         790,388
  5,000,000     5.000%, 6/15/15                                                   6/05 at 102      Aaa       4,985,450

  1,100,000   New Jersey Transportation Trust Fund Authority, Transportation System Bonds, 1995
                Series B, 5.500%, 6/15/15                                         6/05 at 102      Aaa       1,146,486

              The State of New Jersey, as Lessee, and The Mercer County Improvement Authority, as
              Lessor, Relating to the Richard J. Hughes Justice Complex:
    750,000     6.050%, 1/01/11                                                   1/11 at 100       Aa         751,125
  1,000,000     6.050%, 1/01/12                                                  No Opt. Call       Aa       1,001,530

  1,500,000   The State of New Jersey, as Lessee, and The Mercer County Improvement Authority, as
                Lessor, Relating to the Richard J. Hughes Justice Complex,
                6.050%, 1/01/16                                                  No Opt. Call       Aa       1,502,280

    240,000   The Pinelands Regional Board of Education, in the Counties of Ocean and Burlington,
                New Jersey, Certificates of Participation, 5.500%, 4/01/98       No Opt. Call      N/R         240,919

    510,000   The Board of Education of the Township of Piscataway in the County of Middlesex,
                New Jersey, Certificates of Participation, 1993 Series,
                5.375%, 12/15/10                                                  6/03 at 102      Aaa         531,757


----------------------------------------------------------------------------------------------------------------------
              OTHER REVENUE - 8.2%

  1,500,000   New Jersey Economic Development Authority, Market Transition Facility Senior Lien
                Revenue Bonds, Series 1994A, 7.000%, 7/01/04                     No Opt. Call      Aaa       1,723,425

  6,600,000   Pollution Control Financing Authority of Camden County (Camden County, New Jersey),
                Solid Waste Disposal and Resource Recovery System Revenue Bonds, Series 1991 C,
                7.125%, 12/01/01 (Alternative Minimum Tax)                       No Opt. Call       BB       6,668,508

  6,500,000   Pollution Control Financing Authority of Camden County (Camden County, New Jersey),
                Solid Waste Disposal and Resource Recovery System Revenue Bonds, Series 1991 D,
                7.250%, 12/01/10                                                 12/01 at 102       BB       6,649,825

  7,425,000     The Union County Utilities Authority (New Jersey), Solid Waste
                System Revenue Bonds, 1991 Series A. 7.200%, 6/15/14
                (Alternative Minimum Tax)                                         6/02 at 102       BB       7,491,528


----------------------------------------------------------------------------------------------------------------------
              POLLUTION CONTROL FACILITIES - 1.3%

  2,500,000   New Jersey Economic Development Authority, Economic Growth Bond, Composite Issue-
                1992 Second Series H, 5.300%, 12/01/07 (Alternative Minimum Tax) 12/03 at 102      Aa3       2,622,525

  1,015,000   New Jersey Economic Development Authority, Economic Growth Bonds, Richard L Tauber
                Composite Issue-1993 Series H-2, 5.000%, 10/01/05
                (Alternative Minimum Tax)                                        10/03 at 102        A       1,058,280

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS*      RATINGS**     VALUE
----------------------------------------------------------------------------------------------------------------------
              TRANSPORTATION - 20.0%

              New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 1991 C:
 $1,000,000     6.500%, 1/01/08                                                  No Opt. Call     Baa1     $ 1,153,540
  7,920,000     6.500%, 1/01/16                                                  No Opt. Call     Baa1       9,257,054
  4,575,000     6.500%, 1/01/16                                                  No Opt. Call      Aaa       5,440,819

  5,245,000   Delaware River Port Authority, Revenue Bonds, Series of 1995,
                5.500%, 1/01/26                                                   1/06 at 102      Aaa       5,420,235

  3,000,000   The Port Authority of New York and New Jersey, Consolidated Bonds, Ninety Sixth
                Series, 6.600%, 10/01/23 (Alternative Minimum Tax)               10/04 at 101      Aaa       3,318,750

              The Port Authority of New York and New Jersey, Consolidated Bonds,
              Ninety-Ninth Series:
  1,200,000     5.750%, 11/01/09 (Alternative Minimum Tax)                        5/05 at 101      Aaa       1,289,868
  2,500,000     5.750%, 11/01/14 (Alternative Minimum Tax)                        5/05 at 101      Aaa       2,648,825

  1,500,000   Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred and Sixth
                Series, 6.000%, 7/01/16 (Alternative Minimum Tax)                 7/06 at 101      AA-       1,613,775

  2,500,000   Port Authority of New York and New Jersey, One Hundredth Series,
                5.750%, 12/15/20                                                  6/05 at 101      Aaa       2,626,375

              The Port Authority of New York and New Jersey, Special Project
              Bonds, Series 6, JFK International Air Terminal LLC Project:
 10,000,000     5.750%, 12/01/22 (Alternative Minimum Tax)                       12/07 at 102      Aaa      10,510,700
 11,000,000     5.750%, 12/01/25 (Alternative Minimum Tax)                       12/07 at 100      Aaa      11,489,610


----------------------------------------------------------------------------------------------------------------------
              UTILITIES - 3.5%

  1,145,000   New Jersey Economic Development Authority, Natural Gas Facilities Revenue Bonds,
                Series 1991B (New Jersey Natural Gas Company Project), 7.250%, 3/01/21
                (Alternative Minimum Tax)                                         3/98 at 102        A       1,172,938

  3,500,000   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series R,
                6.250%, 7/01/17                                               7/02 at 101 1/2     Baa1       3,761,835

  3,500,000   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series X,
                5.500%, 7/01/25                                                   7/05 at 100      Aaa       3,586,345

  1,000,000   Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series Z,
                5.250%, 7/01/21                                                   7/05 at 100      Aaa       1,005,540


----------------------------------------------------------------------------------------------------------------------
              WATER/SEWER FACILITIES - 6.3%

  1,485,000   New Jersey Economic Development Authority, Water Facilities Refunding Bonds (Elizabeth
                Water Company Project-1991 Series A), 6.700%, 8/01/21
                (Alternative Minimum Tax)                                         8/01 at 102        A       1,595,232

  3,100,000   New Jersey Economic Development Authority, Water Facilities Revenue Refunding
                Bonds (Hackensack Water Company Project-1994 Series B), 5.900%, 3/01/24
                (Alternative Minimum Tax)                                         3/04 at 102      Aaa       3,310,645

  5,250,000   Cape May County Municipal Utilities Authority, Sewer Revenue Refunding Bonds,
                Series 1992-A, 5.750%, 1/01/16                                    1/03 at 102      Aaa       5,514,914

  3,000,000   North Hudson Sewer Authority, Sewer Revenue Bonds, Series 1996,
                5.125%, 8/01/22                                                   8/06 at 101      Aaa       2,985,330

  1,040,000   Passaic Valley Sewerage Commissioners (State of New Jersey), Sewer System Bonds,
                Series D, 5.750%, 12/01/10                                       12/02 at 102      Aaa       1,107,776

                                                 PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                 NUVEEN NEW JERSEY PREMIUM
                                                 INCOME MUNICIPAL FUND, INC. (NNJ) - CONTINUED

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS*      RATINGS**     VALUE
----------------------------------------------------------------------------------------------------------------------
              WATER/SEWER FACILITIES - CONTINUED

$ 1,000,000   The Stony Brook Regional Sewerage Authority (Princeton, New Jersey), Revenue
                Refunding Bonds, 1993 Series B, 5.450%, 12/01/12                 No Opt. Call       Aa     $ 1,074,160

  1,500,000   The Wanaque Valley Regional Sewerage Authority (Passaic County, New Jersey), Sewer
                Revenue Refunding Bonds (1993 Series B), Insured, 5.750%, 9/01/18No Opt. Call      Aaa       1,656,734


----------------------------------------------------------------------------------------------------------------------
$253,780,000  Total Investments - (cost $254,046,411) - 98.2%                                              269,113,514
============----------------------------------------------------------------------------------------------------------
              Temporary Investments in Short-Term Municipal Securities - 0.3%

 $  100,000   The Port Authority of New York and New Jersey, Versatile Structure Obligations, Series 2,
                Variable Rate Demand Bonds, 5.000%, 5/01/19+                                      A-1+         100,000

    500,000   The Port Authority of New York and New Jersey, Versatile Structure Obligations, Series 5,
                Variable Rate Demand Bonds, 4.900%, 8/01/24+                                    VMIG-1         500,000

    100,000   Union County Industrial Pollution Control Finance Authority, Pollution Control Revenue
                Refunding, Exxon Project - Series 1989, Variable Rate Demand Bonds,
                4.750%, 10/01/24+                                                                 A-1+         100,000

----------------------------------------------------------------------------------------------------------------------
 $  700,000   Total Temporary Investments - 0.3%                                                               700,000
===========-----------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 1.5%                                                           4,302,349
----------------------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                           $274,115,863
======================================================================================================================

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor's or Moody's rating.

*** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

N/R - Investment is not rated.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

                                                 PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                 NUVEEN PENNSYLVANIA INVESTMENT
                                                 QUALITY MUNICIPAL FUND (NQP)
 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS*      RATINGS**     VALUE
----------------------------------------------------------------------------------------------------------------------

              EDUCATION FACILITIES - 11.2%

 $4,970,000   Pennsylvania Higher Education Assistance Agency, Student Loan Adjustable Rate
                Tender Revenue Refunding Bonds, 1985 Series A, 6.800%,12/01/00   No Opt. Call      Aaa     $ 5,325,951

  4,000,000   Pennsylvania Higher Education Assistance Agency Student Loan Revenue Bonds, Fixed Rate
                Bonds, 1991 Series C, 7.150%, 9/01/21 (Alternative Minimum Tax)   9/01 at 102      Aaa       4,260,040

  3,000,000   Pennsylvania Higher Education Assistance Agency Student Loan Revenue Bonds, Fixed
                Rate Bonds, 1992 Series C, 6.400%, 3/01/22
                (Alternative Minimum Tax)                                         9/02 at 102      Aaa       3,131,700

 10,580,000   Pennsylvania Higher Education Facilities Authority, Revenue Bonds (Thomas Jefferson
                University-Life Sciences Building Project), 1989 Series A,
                6.000%, 7/01/19                                                   7/99 at 102       Aa      11,048,165

  3,825,000   The Pennsylvania State University Bonds, Refunding Series 1992,
                6.250%, 3/01/11                                                   3/01 at 102      AA-       4,126,334

  4,500,000   Delaware County Authority (Commonwealth of Pennsylvania), University Revenue Bonds,
                Series of 1991 (Villanova University), 6.900%, 8/01/16            8/01 at 100      Aaa       4,872,060

  3,400,000   Lehigh County General Purpose Authority, College Revenue Bonds, Series of 1992 (Allentown
                College of St. Francis de Sales Project), 6.750%, 12/15/12        6/02 at 100      AAA       3,679,990

  2,900,000   Scranton-Lackawanna Health and Welfare Authority, City of Scranton, Lackawanna County,
                Pennsylvania, University Revenue Bonds, Series of 1992 (University of Scranton Project),
                1992 Series A, 6.500%, 3/01/13                                    3/02 at 102       A-       3,113,295

    645,000     The General Municipal Authority of the City of Wilkes-Barre,
                College Misericordia Revenue Bonds, Refunding Series A of 1992,
                7.750%, 12/01/12                                                 12/00 at 100      N/R         710,158

    565,000     The General Municipal Authority of the City of Wilkes-Barre,
                College Misericordia Revenue Bonds, Refunding Series B of 1992,
                7.750%, 12/01/12                                                 12/02 at 102      N/R         622,076


----------------------------------------------------------------------------------------------------------------------
              ESCROWED BONDS - 44.5%

  2,000,000   Pennsylvania Higher Educational Facilities Authority (Commonwealth of Pennsylvania),
                Lycoming College Revenue Bonds, Series of 1988, 8.375%, 10/01/18
                (Pre-refunded to 10/01/98)                                       10/98 at 102   N/R***       2,106,700

  4,500,000   Pennsylvania Turnpike Commission, Pennsylvania Turnpike Revenue Bonds, Series I of 1986,
                7.200%, 12/01/17 (Pre-refunded to 12/01/01)                      12/01 at 102      Aaa       5,067,000

  2,000,000   State of Pennsylvania, General Obligation Bonds, Second Series 1991A,
                6.600%, 11/01/11 (Pre-refunded to 11/01/01)                  11/01 at 101 1/2      AAA       2,202,360

  6,300,000   Allegheny County Hospital Development Authority, Hospital Revenue Bonds, Series 1991 A
                (St. Margaret Memorial Hospital), 7.125%, 10/01/21
                (Pre-refunded to 10/01/01)                                       10/01 at 100  BBB+***       6,936,111

              Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Water Revenue
              Bonds, Series of 1992:
  3,045,000     6.250%, 11/15/11 (Pre-refunded to 11/15/01)                      11/01 at 100      Aaa       3,278,734
  4,000,000     6,250%, 11/15/21 (Pre-refunded to 11/15/01)                      11/01 at 100      Aaa       4,307,040

  8,250,000   Blair County Hospital Authority, Hospital First Mortgage Revenue Bonds, Series of 1989
                (Mercy Hospital, Sublessee), 8.125%, 2/01/14 (Pre-refunded to
                2/01/99)                                                          2/99 at 102   N/R***       8,777,918

  5,000,000   Butler County Hospital Authority (Butler County, Pennsylvania), Hospital Revenue Bonds,
                Series 1991 A (North Hills Passavant Hospital), 7.000%, 6/01/22
                (Pre-refunded to 6/01/01)                                         6/01 at 102      Aaa       5,542,200

  2,000,000   Hampton Township School District (Allegheny County, Pennsylvania), General Obligation
                Bonds, Series of 1995, 6.750%, 11/15/21
                (Pre-refunded to 11/15/04)                                       11/04 at 100      Aaa       2,290,800

  PRINCIPAL                                                                     OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS*      RATINGS**     VALUE
----------------------------------------------------------------------------------------------------------------------
              ESCROWED BONDS - CONTINUED

$ 4,000,000   Lower Pottsgrove Township Authority, Montgomery County, Pennsylvania, Guaranteed
                Sewer Revenue Bonds - Series of 1991 (Guaranteed by the Township of Lower Pottsgrove),
                6.700%, 11/01/16 (Pre-refunded to 11/01/99)                      11/99 at 100       Aaa    $ 4,194,240

  3,130,000   McKean County Solid Waste Authority (McKean County, Pennsylvania), Guaranteed Solid
              Waste Revenue Bonds, Series of 1992, 6.650%, 1/01/12
              (Pre-refunded to 1/01/02)                                           1/02 at 100      Aaa       3,429,572

  1,000,000   Philadelphia Authority for Industrial Development, Convertible Project Revenue Bonds
                (PGH Development Corporation), Series of 1989, 7.000%, 7/01/17
                (Pre-refunded to 7/01/99)                                         7/99 at 102      Aaa       1,063,240

  4,885,000   Philadelphia Authority for Industrial Development, Convertible Project Revenue Bonds
                (PGH/CHDC Parking Facilities), Series of 1989, 7.125%, 7/01/17
                (Pre-refunded to 7/01/99)                                         7/99 at 102    AA***       5,200,522

  4,270,000   City of Philadelphia, Pennsylvania, Gas Works Revenue Bonds, Thirteenth Series,
                7.700%, 6/15/21 (Pre-refunded to 6/15/01)                         6/01 at 102      Aaa       4,837,654

  8,530,000   The Hospitals and Higher Education Facilities Authority of Philadelphia, Refunding Revenue
                Bonds, Saint Agnes Medical Center Project (FHA Insured Mortgage), Series 1991,
                7.250%, 8/15/31 (Pre-refunded to 8/15/01)                         8/01 at 102    AA***       9,461,817

  3,250,000     The School District of Philadelphia, Pennsylvania, General
                Obligation Bonds, Series B of 1991, 7.000%, 7/01/05
                (Pre-refunded to 7/01/01)                                         7/01 at 102      Aaa       3,573,668

  1,850,000     The School District of Philadelphia, Pennsylvania, General
                Obligation Bonds, Series A of 1992, 6.500%, 5/15/05
                (Pre-refunded to 5/15/02)                                         5/02 at 100 3/4  Aaa       2,033,372

 10,625,000   City of Philadelphia, Pennsylvania, Water and Sewer Revenue Bonds, Sixteenth Series,
                7.000%, 8/01/18 (Pre-refunded to 8/01/01)                         8/01 at 100      AAA      11,647,231

  8,800,000   The Hospitals and Higher Education Facilities Authority of Philadelphia, Hospital Revenue
                Bonds, Series of 1991 (Presbyterian Medical Center of Philadelphia),
                7.250%, 12/01/21 (Pre-refunded to 12/01/01)                      12/01 at 102   N/R***       9,914,256

  4,100,000   The Hospitals and Higher Education Facilities Authority of Philadelphia, Hospital Revenue
                Bonds (The Children's Hospital of Philadelphia Project), Series A of 1992,
                6.500%, 2/15/21 (Pre-refunded to 2/15/02)                         2/02 at 102      Aaa       4,528,122

              The Philadelphia Municipal Authority, Philadelphia, Pennsylvania,
              JusticeLease Revenue Bonds, 1991 Series B:
  1,500,000     7.100%, 11/15/11 (Pre-refunded to 11/15/01)                      11/01 at 102      Aaa       1,686,015
  9,900,000     7.125%, 11/15/18 (Pre-refunded to 11/15/01)                      11/01 at 102      Aaa      11,136,510

  3,000,000   The Pittsburgh Water and Sewer Authority, Water and Sewer System Revenue Refunding
                Bonds, Series of 1986, 7.625%, 9/01/04                           No Opt. Call      Aaa       3,507,450

  3,250,000   The Pittsburgh Water and Sewer Authority, Water and Sewer System Revenue Refunding
                Bonds, Series A of 1991, 6.500%, 9/01/14 (Pre-refunded to 9/01/01)9/01 at 102      Aaa       3,570,580

  3,730,000   Scranton-Lackawanna Health and Welfare Authority, City of Scranton, Lackawanna County,
                Pennsylvania, University Revenue Bonds, Series of 1990 (University of Scranton Project),
                1990 Series A, 7.400%, 6/15/10 (Pre-refunded to 6/15/00)          6/00 at 102   N/R***       4,082,075

  8,475,000   Somerset County General Authority, Commonwealth of Pennsylvania, Commonwealth Lease
                Revenue Bonds, Series of 1991, 7.000%, 10/15/13 (Pre-refunded
                to 10/15/01)                                                     10/01 at 100      Aaa       9,333,348

                                                 PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                 NUVEEN PENNSYLVANIA INVESTMENT
                                                 QUALITY MUNICIPAL FUND (NQP) - CONTINUED

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS*      RATINGS**     VALUE
----------------------------------------------------------------------------------------------------------------------
              ESCROWED BONDS - CONTINUED

$ 2,545,000   Temple University of the Commonwealth System of Higher Education, Hospital Revenue
                Bonds (FHA Insured Mortgage), Series A, 7.250%, 8/01/11
                (Pre-refunded to 8/01/98)                                         8/98 at 100      Aaa     $ 2,596,765

  3,500,000   Upper Merion Area School District, Montgomery County, Pennsylvania General Obligation
                Bonds, Series of 1993, 6.900%, 9/01/16 (Pre-refunded to 9/01/01)  9/01 at 100    Aa***       3,827,110

  3,000,000   Warrington Township Municipal Authority, Bucks County, Pennsylvania, Water and Sewer
                Revenue Bonds, Series of 1991, 7.100%, 12/01/21 (Pre-refunded
                to 11/15/15)                                                     11/15 at 100      Aaa       3,661,530

  5,000,000   West Chester Area School District, Chester and Delaware Counties, Pennsylvania, General
                Obligation Bonds, Series A of 1991, 6.700%, 1/15/11
                (Pre-refunded to 1/15/01)                                         1/01 at 100   Aa1***       5,371,050

  5,450,000   The Municipal Authority of the Bourough of West View (Allegheny County, Pennsylvania),
                Special Obligation Bonds, Series of 1985A, 9.500%, 11/15/14      No Opt. Call      Aaa       7,981,471

  5,000,000   County of Westmoreland, Commonwealth of Pennsylvania, General Obligation Bonds,
                Series of 1992, 6.700%, 8/01/09 (Pre-refunded to 8/01/01)         8/01 at 100      Aaa       5,431,550


----------------------------------------------------------------------------------------------------------------------
              GENERAL OBLIGATION BONDS - 6.8%

  6,000,000   Commonwealth of Pennsylvania, General Obligation Bonds, First Series of 1992,
                6.375%, 9/15/11                                               3/02 at 101 1/2       AA-      6,517,680

  1,355,000   Bensalem Township School District, Bucks County, Pennsylvania General Obligation Bonds,
                Series of 1996, 5.850%, 7/15/12                                   7/06 at 100      Aaa       1,468,183

 10,000,000   Pittsburgh General Obligation Refunding Bonds, Series A,
                5.000%, 3/01/02                                                  No Opt. Call      Aaa      10,321,600

  5,000,000   State Public School Building Authority (Commonwealth of Pennsylvania), School Revenue
                Bonds (Hazelton Area School District Project),
                Series J of 1991, 6.500%, 3/01/08                                 3/01 at 100      Aaa       5,338,400

  1,000,000   York County Solid Waste and Refuse Authority (Commonwealth of Pennsylvania), Solid Waste
                System Refunding Revenue Bonds (County Guaranteed), Series of 1997,
                5.500%, 12/01/12                                                 No Opt. Call      Aaa       1,072,810


----------------------------------------------------------------------------------------------------------------------
              HEALTH CARE FACILITIES - 6.5%

  3,400,000   Erie County Hospital Authority, Hospital Revenue Bonds (Hamot Medical Center), 1991
                Series A, 7.100%, 2/15/10                                         2/01 at 102      Aaa       3,710,624

  2,875,000   Franklin County Industrial Development Authority, Hospital Revenue Refunding Bonds
                (The Chambersburg Hospital), Series of 1991, 6.700%, 7/01/08      7/99 at 102      Aaa       3,041,118

  3,225,000   Montgomery County Higher Education and Health Authority, Mortgage Revenue Bonds,
                Series of 1996 (Waverly Heights Project), 6.375%, 1/01/26         1/06 at 101      BBB       3,433,013

  3,520,000   The Hospitals and Higher Education Facilities Authority of Philadelphia, Hospital Revenue
                Refunding Bonds, Series of 1991 (Magee Rehabilitation Hospital Project),
                7.000%, 12/01/10                                                 12/01 at 102      Aaa       3,887,734

    630,000   The Hospitals and Higher Education Facilities Authority of Philadelphia, Hospital Revenue
                Bonds (Children's Seashore House), Series 1992A, 7.000%, 8/15/03  8/02 at 102       A-         704,019

  2,500,000   Saint Mary Hospital Authority, Hospital Revenue Bonds, Series 1992A (Franciscan Health
                System/Saint Mary Hospital of Langhorne, Inc.), 6.500%, 7/01/12   7/02 at 102      Aaa       2,734,000

  5,500,000   Health Care Facilities Authority of Sayre, Variable Rate Hospital Revenue Bonds (VHA of
                Pennsylvania, Inc. Capital Asset Financing Program), Series of 1985E (Guthrie Healthcare
                System Conversion), 7.200%, 12/01/20                             12/01 at 103      Aaa       6,101,315

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS*      RATINGS**     VALUE
----------------------------------------------------------------------------------------------------------------------
              HOUSING FACILITIES - 13.1%

 $5,000,000   Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds,
                Series 1997-59A, 5.750%, 10/01/23 (Alternative Minimum Tax)  10/07 at 101 1/2      AA+     $ 5,132,800

  5,000,000   Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds,
                Series W, 7.625%, 10/01/10 (Alternative Minimum Tax)             10/99 at 102      AA+       5,223,000

  5,380,000   Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds,
                Series 1992-33, 6.900%, 4/01/17                                   4/02 at 102      AA+       5,724,481

  1,000,000   Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds,
                Series 1992-34B, 7.000%, 4/01/24 (Alternative Minimum Tax)        4/02 at 102      AA+       1,066,040

  2,000,000   Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds,
                Series 1995-46, 6.200%, 10/01/14 (Alternative Minimum Tax)       10/05 at 102      AA+       2,113,640

  1,000,000   Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds,
                Series 1996-48, 6.150%, 4/01/25 (Alternative Minimum Tax)         4/06 at 102      AA+       1,047,120

  5,725,000   Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds,
                Series 1996-49, 6.450%, 4/01/25 (Alternative Minimum Tax)         4/06 at 102      AA+       6,123,059

  4,000,000   Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds,
                Series 1996-50B, 6.350%, 10/01/27 (Alternative Minimum Tax)       4/06 at 102      AA+       4,247,160

  5,000,000   Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds,
                Series 1996-52B, 6.250%, 10/01/24 (Alternative Minimum Tax)       4/06 at 102      AA+       5,274,300

 11,855,000   Allegheny County Residential Finance Authority, Single Family Mortgage Revenue Bonds,
                1994 Series Y, 0.000%, 5/01/27 (Alternative Minimum Tax)         No Opt. Call      Aaa       1,747,308

    255,000   Redevelopment Authority of the City of Altoona (Altoona, Pennsylvania), Home Improvement
                Loan Revenue Bonds, Series of 1991 (Cities of Altoona and Meadville Program),
                (FHA Title I Insured Loans), 7.150%, 12/01/09 (Alternative
                Minimum Tax)                                                     12/01 at 102        A         271,613

  2,060,000   Redevelopment Authority of the County of Berks (Pennsylvania), Senior Single Family
                Mortgage Revenue Bonds, 1986 Series A, 8.000%, 12/01/17
                (Alternative Minimum Tax)                                        No Opt. Call       A+       2,253,290

  2,865,000   Urban Redevelopment Authority of Pittsburgh, Mortgage Revenue Bonds, 1991 Series G,
                7.050%, 4/01/23 (Alternative Minimum Tax)                        10/01 at 102      AAA       3,033,032

    995,000   Urban Redevelopment Authority of Pittsburgh, Redevelopment Mortgage Revenue Bonds,
                1992 Series C, 7.125%, 8/01/13 (Alternative Minimum Tax)          8/02 at 102        A       1,051,685

  1,635,000   Urban Redevelopment Authority of Pittsburgh, Mortgage Revenue Bonds, 1996 Series C,
                6.550%, 4/01/28 (Alternative Minimum Tax)                         4/06 at 102      AAA       1,745,510

  1,450,000   Urban Redevelopment Authority of Pittsburgh, Mortgage Revenue Bonds, 1997 Series A,
                6.250%, 10/01/28 (Alternative Minimum Tax)                       10/07 at 102      AAA       1,533,941


                                                 PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                 NUVEEN PENNSYLVANIA INVESTMENT
                                                 QUALITY MUNICIPAL FUND (NQP) - CONTINUED

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS*      RATINGS**     VALUE
----------------------------------------------------------------------------------------------------------------------
              OTHER REVENUE - 1.8%

$   400,000   Greater Lebanon Refuse Authority, Lebanon County, Pennsylvania Solid Waste Revenue
                Bonds, Series of 1992, 7.000%, 11/15/04                          11/02 at 100       A-     $   429,364

  5,500,000   Montgomery County Industrial Development Authority (Pennsylvania) Resource Recovery
                Revenue Bonds (Montgomery County Project), Series 1989, 7.500%, 1/01/12
                (Mandatory put 1/01/99)                                           1/03 at 100       A-       6,083,275


----------------------------------------------------------------------------------------------------------------------
              POLLUTION CONTROL FACILITIES - 4.2%

  5,000,000   Beaver County Industrial Development Authority (Pennsylvania), Pollution Control Revenue
                Refunding Bonds, 1989 Series A (Ohio Edison Company Beaver Valley Project),
                7.750%, 9/01/24                                                   9/99 at 102     Baa3       5,282,250

  3,750,000   Delaware County Industrial Development Authority, Pollution Control Revenue Refunding
                Bonds, 1991 Series A (Philadelphia Electric Company Project),
                7.375%, 4/01/21                                                   4/01 at 102     Baa1       4,101,638

  4,000,000     Lehigh County Industrial Development Authority, Pollution
                Control Revenue Refunding Bonds, 1995 Series A (Pennsylvania
                Power & Light Company Project), 6.150%, 8/01/298/05 at 102Aaa
                4,390,120

  1,250,000   Philadelphia Authority for Industrial Development Revenue Bonds, Series of 1992 (National
                Board of Medical Examiners Project), 6.750%, 5/01/12              5/02 at 102       A+       1,376,375


----------------------------------------------------------------------------------------------------------------------
              TRANSPORTATION - 2.0%

  1,650,000   Pennsylvania Turnpike Commission, Pennsylvania Turnpike Revenue Bonds, Series N of 1991,
                6.500%, 12/01/13                                                 12/01 at 102       A1       1,799,292

    735,000   Pennsylvania Turnpike Commission, Pennsylvania Turnpike Revenue Bonds, Series O of 1992,
                5.500%, 12/01/17                                                 12/02 at 102      Aaa         751,920

  2,500,000   County of Allegheny, Pennsylvania Airport Revenue Bonds, Series 1992A and 1992B (Greater
                Pittsburgh International Airport), 6.625%, 1/01/22
                (Alternative Minimum Tax)                                         1/02 at 102      Aaa       2,727,625

  1,800,000   The Philadelphia Parking Authority, Airport Parking Revenue Bonds, Series of 1997,
                5.750%, 9/01/07                                                  No Opt. Call      Aaa       1,977,642


----------------------------------------------------------------------------------------------------------------------
              UTILITIES - 3.5%

  3,000,000   Luzerne County Industrial Development Authority, Exempt Facilities Revenue Refunding
                Bonds, 1992 Series A (Pennsylvania Gas and Water Company Project), 7.200%, 10/01/17
                (Alternative Minimum Tax)                                        10/02 at 102       A3       3,313,470

  3,550,000   Luzerne County Industrial Development Authority Exempt Facilities Revenue Bonds, 1992
                Series B (Pennsylvania Gas and Water Company Project), 7.125%, 12/01/22
                (Alternative Minimum Tax)                                        12/02 at 102       A3       3,911,923

  5,000,000   Luzerne County Industrial Development Authority Exempt Facilities Revenue Refunding
                Bonds, 1994 Series A (Pennsylvania Gas and Water Company Project), 7.000%, 12/01/17
                (Alternative Minimum Tax)                                        12/04 at 102      Aaa       5,696,799


 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS*      RATINGS**     VALUE
----------------------------------------------------------------------------------------------------------------------
              WATER/SEWER FACILITIES - 1.3%

 $4,390,000   Fairview Township Authority, York County, Pennsylvania Guaranteed Sewer Revenue Bonds,
                Series of 1991 (Guaranteed by the Township of Fairview, York County, Pennsylvania),
                6.700%, 11/01/21                                                 11/01 at 100      Aaa     $ 4,745,501

----------------------------------------------------------------------------------------------------------------------
$327,020,000  Total Investments - (cost $315,719,486) - 94.9%                                              345,973,449
============----------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 5.1%                                                          18,519,474
----------------------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                           $364,492,923
----------------------------------------------------------------------------------------------------------------------

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor's or Moody's rating.

*** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

N/R - Investment is not rated.


See accompanying notes to financial statements.

                                                 PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                 NUVEEN PENNSYLVANIA PREMIUM
                                                 INCOME MUNICIPAL FUND 2 (NPY)
 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS*      RATINGS**     VALUE
----------------------------------------------------------------------------------------------------------------------

              EDUCATIONAL FACILITIES - 15.4%

 $10,000,000  Pennsylvania Higher Education Assistance Agency, Student Loan Revenue Bonds, 1988
                Series D, 6.050%, 1/01/19 (Alternative Minimum Tax)               1/03 at 102      Aaa     $10,666,900

 10,000,000   Pennsylvania Higher Education Assistance Agency, Student Loan Revenue Bonds, 1984
                Series A, 4.625%, 12/01/00                                       No Opt. Call      AAA      10,096,100

  1,640,000   Pennsylvania Higher Educational Facilities Authority (Commonwealth of Pennsylvania),
                University Revenue and Refunding Bonds (Duquesne University Project), Series A of
                1993, 5.500%, 9/01/20                                             9/03 at 102      Aaa       1,680,032

  3,250,000   Pennsylvania Higher Education Facility Authority, College Revenue Refunded Bonds
                (Allegheny College), Series 1993A, 6.100%, 11/01/08              11/03 at 102      Aaa       3,573,440

  6,365,000   Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (Thomas Jefferson
                University-Life Sciences Building Project), 1989 Series A,
                6.000%, 7/01/19                                                   7/99 at 102       Aa       6,646,651

  4,615,000   Pennsylvania Higher Educational Facilities Authority (Commonwealth of Pennsylvania),
                Revenue Bonds (Widener University), 1993 Series A,
                5.250%, 7/15/11                                                   7/03 at 102      AAA       4,720,084

  8,850,000   The Pennsylvania State University Bonds, Second Refunding
                Series 1992, 5.500%, 8/15/16                                      8/02 at 102      AA-       9,031,337

  1,350,000   Lancaster Higher Education Authority, City of Lancaster, Pennsylvania, College Revenue
                Bonds, Series of 1993 (Franklin and Marshall College Project),
                5.700%, 4/15/13                                                   4/03 at 100      Aaa       1,410,089

  1,005,000   The Hospitals and Higher Education Facilities Authority of Philadelphia, Community
                College Revenue Bonds (Community College of Philadelphia), Series of 1994,
                6.100%, 5/01/10                                                   5/04 at 102      Aaa       1,093,601

  3,340,000   State Public School Building Authority (Commonwealth of Pennsylvania), College Revenue
                Bonds (Northampton County Area Community College Project), Series U of 1993,
                5.850%, 3/15/15                                                   3/03 at 100      Aaa       3,490,200

  1,465,000     The General Municipal Authority of the City of Wilkes-Barre,
                College Misericordia Revenue Bonds, Refunding Series B of 1992,
                7.750%, 12/01/12                                                 12/02 at 102       N/R      1,612,994


----------------------------------------------------------------------------------------------------------------------
              ESCROWED BONDS - 14.5%

  1,715,000   Pennsylvania Higher Educational Facilities Authority, College and University Revenue
                Bonds, 9th Series, 7.625%, 7/01/15                               No Opt. Call      Aaa       2,080,175

  4,375,000   Pennsylvania Intergovernmental Cooperation Authority, Special Tax Revenue Bonds (City
                of Philadelphia Funding Program), Series of 1992, 6.800%, 6/15/22 (Pre-refunded
                to 6/15/02)                                                       6/02 at 100      Aaa       4,838,706

  9,065,000   Bethlehem Area School District, Northampton and Lehigh Counties, Pennsylvania,
                General Obligation Bonds, Series of 1993, 5.600%, 9/01/12
                (Pre-refunded to 3/01/01)                                         3/01 at 100      Aaa       9,302,050

              Bethlehem Authority, Northampton and Lehigh Counties,
              Pennsylvania, Water Revenue Bonds, Series A of 1992:
  3,785,000     6.100%, 11/15/18 (Pre-refunded to 11/15/02)                      11/02 at 100       Aaa      4,101,805
  3,100,000     6.100%, 11/15/21 (Pre-refunded to 11/15/02)                            at 100       Aaa      3,359,470

  3,900,000   Butler County Hospital Authority (Butler County, Pennsylvania), Hospital Revenue Bonds,
                Series 1991 A (North Hills Passavant Hospital), 7.000%, 6/01/22 (Pre-refunded
                to 6/01/01)                                                       6/01 at 102       Aaa      4,322,916

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS*      RATINGS**     VALUE
----------------------------------------------------------------------------------------------------------------------
              ESCROWED BONDS - CONTINUED

 $1,500,000   Doylestown Hospital Authority, Doylestown Hospital, Series C Hospital Revenue Bonds,
                6.900%, 7/01/19 (Pre-refunded to 7/01/99)                         7/99 at 102      Aaa     $ 1,592,700

  1,000,000   Hampton Township School District (Allegheny County, Pennsylvania), General Obligation
                Bonds, Series of 1995, 6.750%, 11/15/21 (Pre-refunded to 11/15/04)11/04 at 100     Aaa       1,145,400

  3,500,000   Hollidaysburg Sewer Authority Guaranteed Sewer Revenue Bonds, Series of 1993,
                6.100%, 1/01/23 (Pre-refunded to 1/01/03)                         1/03 at 100      Aaa       3,719,310
  1,000,000   City of Philadelphia, Pennsylvania, Water and Sewer Revenue Bonds, Sixteenth Series,
                7.500%, 8/01/10 (Pre-refunded to 8/01/01)                         8/01 at 102      AAA       1,130,020

              The Hospitals and Higher Education Facilities Authority of
              Philadelphia, Hospital Revenue Bonds, Series of 1993 (Presbyterian
              Medical Center of Philadelphia):
  1,000,000     6.500%, 12/01/11                                                 12/03 at 102      AAA       1,151,020
  3,690,000     6.650%, 12/01/19                                                 12/03 at 102      AAA       4,370,104

  1,750,000     Pine-Richland School District (Allegheny County, Pennsylvania),
                General Obligation Bonds, Series A of 1993, 6.100%, 9/01/18
                (Pre-refunded to 9/01/03) 9/03 at 100 Aaa 1,912,785

  1,520,000   The Pittsburgh Water and Sewer Authority, Water and Sewer System Revenue Refunding
                Bonds, Series A of 1991, 6.500%, 9/01/14 (Pre-refunded to 9/01/01)9/01 at 102      Aaa       1,669,933

  3,660,000   Rose Tree Media School District, Delaware County, Pennsylvania, General Obligation Bonds,
                Series of 1993, 6.700%, 3/15/12 (Pre-refunded to 9/15/01)         9/01 at 100      Aaa       3,985,740

  1,650,000   The Municipal Authority of the Borough of West View (Allegheny County, Pennsylvania),
                Special Obligation Bonds, Series of 1985A, 9.500%, 11/15/14      No Opt. Call      Aaa       2,416,409


----------------------------------------------------------------------------------------------------------------------
              GENERAL OBLIGATION BONDS - 8.1%

  2,000,000   Bangor Area School District, Northampton County, Pennsylvania, General Obligation Bonds,
                Series B of 1996, 5.500%, 3/15/18                                 3/06 at 100      Aaa       2,055,620

  2,500,000   Bensalem Township School District, Bucks County, Pennsylvania General Obligation Bonds,
                Series of 1996, 5.875%, 7/15/16                                   7/06 at 100      Aaa       2,676,275

  1,500,000   Fort LeBoeuf School District (Erie County, Pennsylvania), General Obligation Bonds,
                Series A of 1993, 5.800%, 1/01/16                                 1/03 at 100      Aaa       1,558,965

  1,500,000   Ligonier Valley School District (Westmoreland County, Pennsylvania), General Obligation
                Bonds, Series of 1994, 6.000%, 3/01/23                            3/04 at 100      Aaa       1,590,885

  4,305,000   County of Montgomery, Pennsylvania, General Obligation Bonds, Series B of 1996,
                5.375%, 10/15/21                                                 10/06 at 100      Aaa       4,375,473

  1,305,000   Montgomery County General Obligation Bonds, 5.400%, 9/15/18         3/07 at 100      Aaa       1,332,405

  2,000,000   The School District of Philadelphia, Pennsylvania, General Obligation Refunding Bonds,
                Series A of 1995, 6.250%, 9/01/09                                No Opt. Call      Aaa       2,290,340

  1,560,000   Pittsburgh General Obligation refunding Bonds, Series A,
                5.000%, 3/01/03                                                  No Opt. Call      Aaa       1,615,130

  2,500,000   Schuylkill Valley School District, Berks County, Pennsylvania, General Obligation Bonds,
                Series of 1993, 5.850%, 4/15/13                                   4/03 at 100      Aaa       2,632,925


                                                 PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                 NUVEEN PENNSYLVANIA PREMIUM
                                                 INCOME MUNICIPAL FUND 2 (NPY)
 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS*      RATINGS**     VALUE
----------------------------------------------------------------------------------------------------------------------
              GENERAL OBLIGATION BONDS - CONTINUED

 $4,000,000   Wallenpaupack Area School District, Wayne and Pike Counties, Pennsylvania, General
                Obligation Bonds, Series of 1993, 5.500%, 4/01/11                 4/01 at 100      Aaa     $ 4,097,280

  3,985,000   York County Solid Waste and Refuse Authority (Commonwealth of Pennsylvania), Solid
                Waste System Refunding Revenue Bonds (County Guaranteed), Series of 1997,
                5.250%, 12/01/08                                                 No Opt. Call      Aaa       4,222,745


----------------------------------------------------------------------------------------------------------------------
              HEALTH CARE FACILITIES - 12.6%

  4,700,000   Pennsylvania Higher Educational Facilities Authority (Commonwealth of Pennsylvania),
                The University of Pennsylvania Health Services Revenue Bonds, Series A of 1996,
                5.750%, 1/01/22                                                   1/06 at 101       AA       4,920,571

    750,000   Allegheny County Hospital Development Authority (Allegheny County, Pennsylvania), Health
                and Education Revenue Bonds, Series 1992 (The Rehabilitation Institute of Pittsburgh
                Project), 7.000%, 6/01/22                                         6/02 at 102      BBB         811,793

  3,000,000   Allegheny County Hospital Development Authority (Pennsylvania), Health Center Revenue
                Bonds, Series 1992A (Presbyterian University Health System, Inc. Project),
                6.250%, 11/01/23                                                 11/02 at 100      Aaa       3,214,800

  8,500,000   Allegheny County Hospital Development Authority (Allegheny County, Pennsylvania),
                Hospital Revenue Bonds, Series A of 1996 (South Hills Health System),
                5.875%, 5/01/26                                                   5/06 at 102      Aaa       9,058,535

 14,000,000   Allegheny County Hospital Development Authority, Health Center Revenue Bonds,
                Series 1997A (University of Pittsburgh Medical Center System),
                5.625%, 4/01/27                                                   4/07 at 102      Aaa      14,549,080

  2,100,000   Delaware County Authority (Commonwealth of Pennsylvania), Hospital Revenue Bonds,
                Series of 1994 (Crozer-Chester Medical Center), 5.300%, 12/15/11 12/03 at 102      Aaa       2,151,408

  2,500,000   Montgomery County Higher Educational and Health Authority (Pennsylvania), Hospital
                Revenue Bonds, Series A of 1993 (Abington Memorial Hospital),
                6.000%, 6/01/22                                                   6/03 at 102      Aaa       2,677,675

              The Hospitals and Higher Education Facilities Authority of
              Philadelphia (Pennsylvania), Health System Revenue Bonds Series
              1997A (Jefferson Health System):
  1,400,000     5.500%, 5/15/07                                                  No Opt. Call       AA-      1,499,932
  1,000,000     5.500%, 5/15/08                                                  No Opt. Call       AA-      1,069,690

  4,000,000   Philadelphia Hospital and Higher Educational Facilities Authority of Philadelphia, Revenue
                Refunding Bonds, Series of 1992 (Philadelphia MR Project),
                5.625%, 8/01/04                                                   8/03 at 102     BBB+       4,225,800


----------------------------------------------------------------------------------------------------------------------
              HOUSING FACILITIES - 11.8%

  1,645,000   Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds,
                Series 1997-59A, 5.700%, 4/01/17 (Alternative Minimum Tax)   10/07 at 101 1/2      AA+       1,673,047

  1,650,000   Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds,
                Series 1997-58A, 5.950%, 10/01/28 (Alternative Minimum Tax)   4/07 at 101 1/2      AA+       1,712,915

  5,000,000   Pennsylvania Housing Finance Agency, Rental Housing Refunding Bonds, Issue 1992,
                6.400%, 7/01/12                                                   7/02 at 102      Aaa       5,292,550

  2,000,000   Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series
                1993 - 37A, 5.450%, 10/01/17                                     10/03 at 102      AA+       2,022,480

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS*      RATINGS**     VALUE
----------------------------------------------------------------------------------------------------------------------
              HOUSING FACILITIES  - CONTINUED

$ 1,120,000   Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds,
                Series 1996-97, 6.750%, 10/01/06 (Alternative Minimum Tax)       No Opt. Call      AA+     $ 1,294,810

  3,305,000   Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds,
                Series 1996-51, 6.375%, 4/01/28 (Alternative Minimum Tax)         4/06 at 102      AA+       3,515,628

  2,750,000   Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds,
                Series 1997-54A, 6.150%, 10/01/22 (Alternative Minimum Tax)      10/06 at 102      AA+       2,884,228

              Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds,
              Series 1997-56A:
  1,500,000     6.050%, 10/01/16 (Alternative Minimum Tax)                        4/07 at 102      AA+       1,576,095
  4,000,000     6.150%, 10/01/27 (Alternative Minimum Tax)                        4/07 at 102      AA+       4,201,840

  4,345,000   Bucks County Redevelopment Authority, Pennsylvania, Second Lien Multifamily Mortgage
                Revenue Bonds, Section 8 Assisted (Country Commons Apartments), Series 1993A,
                6.200%, 8/01/14 (Alternative Minimum Tax)                         8/03 at 100     Baa2       4,445,326

  1,755,000   Luzerne County Housing Corporation, Mortgage Revenue Refunding Bonds, Series 1993
                (FHA Insured Mortgage Loan-Freeland Apartments, Section 8 Assisted Project),
                6.125%, 7/15/23                                                   7/03 at 100      Aaa       1,805,913

  2,460,000   Urban Redevelopment Authority of Pittsburgh Mortgage Revenue Bonds, 1992 Series C-1,
                6.800%, 10/01/25 (Alternative Minimum Tax)                        4/03 at 102      AAA       2,623,418

  1,375,000   Urban Redevelopment Authority of Pittsburgh, Mortgage Revenue Bonds, 1992 Series D,
                6.500%, 4/01/17                                                   4/03 at 102      AAA       1,452,784

    615,000   Urban Redevelopment Authority of Pittsburgh, Mortgage Revenue Bonds, 1994 Series B,
                6.950%, 10/01/10 (Alternative Minimum Tax)                        4/04 at 102      AAA         666,912

  1,500,000   Urban Redevelopment Authority of Pittsburgh, Mortgage Revenue Bonds, 1996 Series C,
                6.500%, 10/01/23 (Alternative Minimum Tax)                        4/06 at 102      AAA       1,607,670

              Urban Redevelopment Authority of Pittsburgh, Mortgage Revenue Bonds, 1997 Series A:
  1,100,000     6.150%, 10/01/16 (Alternative Minimum Tax)                       10/07 at 102      AAA       1,164,009
  1,000,000     6.200%, 10/01/21 (Alternative Minimum Tax)                       10/07 at 102      AAA       1,055,460

  2,345,000   Swissvale Housing Development Corporation (An Instrumentality of the Allegheny County
                Housing Authority), Multifamily Mortgage Revenue Refunding Bonds, Series 1993C
                (FHA Insured Mortgage Loan - Section 8 Assisted Swissvale Project),
                6.100%, 7/01/22                                                   7/03 at 100       Aa       2,397,622


----------------------------------------------------------------------------------------------------------------------
              INDUSTRIAL DEVELOPMENT REVENUE - 0.6%

  2,000,000   New Morgan Industrial Development Authority (Pennsylvania), Solid Waste Disposal
                Revenue Bonds (New Morgan Landfill Company, Inc. Project), Series 1994,
                6.500%, 4/01/19 (Alternative Minimum Tax)                         4/04 at 102        A       2,169,960


----------------------------------------------------------------------------------------------------------------------
              OTHER REVENUE - 10.9%

              Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds,
              Series 1994:
  2,000,000     7.000%, 7/01/06                                                  No Opt. Call      Aaa       2,370,120
  1,550,000     7.000%, 1/01/07                                                  No Opt. Call      Aaa       1,843,043
  1,000,000     7.000%, 7/01/07                                                  No Opt. Call      Aaa       1,197,530

                                                 PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                 NUVEEN PENNSYLVANIA PREMIUM
                                                 INCOME MUNICIPAL FUND 2 (NPY)
 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS*      RATINGS**     VALUE
----------------------------------------------------------------------------------------------------------------------
              OTHER REVENUE - CONTINUED

$10,000,000   Dauphin County General Authority, School Revenue Bonds, Series of 1997 (School District
                Pooled Financing Program II), 4.450%, 9/01/32
                (Mandatory put 3/01/02) (WI)                                     No Opt. Call      Aaa     $10,008,900

  4,060,000   Delaware Valley Regional Finance Authority, Local Government Revenue Bonds, Series A,
                6.000%, 4/15/26                                                   4/06 at 100      Aaa       4,369,494

 17,900,000   The Harrisburg Authority, Dauphin County, Pennsylvania Tax-Exempt Revenue Bonds (The
                City of Harrisburg Project), Series II of 1997, 5.625%, 9/15/22   9/07 at 100      AAA      18,638,733


----------------------------------------------------------------------------------------------------------------------
              POLLUTION CONTROL FACILITIES - 9.9%

  7,590,000   Indiana County Industrial Development Authority (Pennsylvania), Pollution Control Revenue
                Bonds, 1997 Series A (Metropolitan Edison Company Project), 5.950%, 5/01/27
                (Alternative Minimum Tax)                                         5/07 at 102      Aaa       8,112,496

 15,000,000   Lehigh County Industrial Development Authority, Pollution Control Revenue Refunding Bonds,
                1992 Series A (Pennsylvania Power & Light Company Project),
                6.400%, 11/01/21                                                 11/02 at 102      Aaa      16,480,200

  2,165,000     Montgomery County Industrial Development Authority, Health
                Facilities Revenue Bonds, Series of 1993 (ECRIProject), 6.850%,
                6/01/13 6/03 at 102 N/R 2,298,840

  7,175,000   Montgomery County Industrial Development Authority, Pollution Control Revenue Refunding
                Bonds, 1991 Series B (Philadelphia Electric Company Project),
                6.700%, 12/01/21                                                 12/01 at 102      Aaa       7,848,087


----------------------------------------------------------------------------------------------------------------------
              TRANSPORTATION - 0.3%

  1,000,000   The Philadelphia Parking Authority, Airport Parking Revenue Bonds, Series of 1997,
                5.750%, 9/01/07                                                  No Opt. Call      Aaa       1,098,690


----------------------------------------------------------------------------------------------------------------------
              UTILITIES - 3.7%

  7,350,000   Luzerne County Industrial Development Authority, Exempt Facilities Revenue Refunding
                Bonds, 1992 Series A (Pennsylvania Gas and Water Company Project), 7.200%, 10/01/17
                (Alternative Minimum Tax)                                        10/02 at 102       A3       8,118,002

  4,500,000   Luzerne County Industrial Development Authority, Exempt Facilities Revenue Bonds,
                1992 Series B (Pennsylvania Gas and Water Company Project), 7.125%, 12/01/22
                (Alternative Minimum Tax)                                        12/02 at 102       A3       4,958,774


----------------------------------------------------------------------------------------------------------------------
              WATER/SEWER FACILITIES - 5.5%

  1,975,000   Delaware County Industrial Development Authority, Water Facilities Revenue Refunding
                Bonds (Philadelphia Suburban Water Company Project), Series of 1992,
                6.500%, 6/01/10                                                   6/02 at 102      Aaa       2,157,311

  5,500,000   Northumberland County Industrial Development Authority, Exempt Facilities Revenue Bonds,
                1993 Series (Roaring Creek Water Company Project), 6.375%, 10/15/23 (Alternative
                Minimum Tax)                                                     10/03 at 102      N/R       5,682,160

              City of Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1995:
  3,000,000     6.750%, 8/01/05                                                  No Opt. Call      Aaa       3,458,190
  2,730,000     6.250%, 8/01/10                                                  No Opt. Call      Aaa       3,143,867

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS*      RATINGS**     VALUE
----------------------------------------------------------------------------------------------------------------------
              WATER/SEWER FACILITIES - CONTINUED

              City of Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1993:
$ 2,335,000     5.750%, 6/15/13                                                   6/03 at 102      Aaa     $ 2,477,854
  2,300,000     5.500%, 6/15/14                                                   6/03 at 102      Aaa       2,371,506

----------------------------------------------------------------------------------------------------------------------
$307,790,000  Total Investments - (cost $309,327,782) - 93.3%                                              327,943,762
============----------------------------------------------------------------------------------------------------------

              Temporary Investments in Short-Term Municipal Securities - 2.1%

 $2,500,000   Allegheny County Hospital Development Authority (Allegheny County, Pennsylvania), Health
                Center Revenue Bonds, Series 1990 A (Presbyterian-University Health System, Inc.),
                Variable Rate Demand Bonds, 4.250%, 3/01/20+                                    VMIG-1       2,500,000

  5,000,000   Allegheny County Hospital Development Authority (Allegheny County, Pennsylvania), Health
                Center Revenue Bonds, Series 1990 D (Presbyterian-University Health System, Inc.),
                Variable Rate Demand Bonds, 4.250%, 3/01/20+                                    VMIG-1       5,000,000

----------------------------------------------------------------------------------------------------------------------
 $7,500,000   Total Temporary Investments - 2.1%                                                             7,500,000
===========-----------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 4.6%                                                          15,922,481
----------------------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                           $351,366,243
======================================================================================================================

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor's or Moody's rating.

N/R - Investment is not rated.

(WI) Security purchased on a when-issued basis (note 1).

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

STATEMENT OF NET ASSETS (UNAUDITED)
DECEMBER 31, 1997
                                                  NEW JERSEY         NEW JERSEY       PENNSYLVANIA        PENNSYLVANIA
                                          INVESTMENT QUALITY     PREMIUM INCOME INVESTMENT QUALITY    PREMIUM INCOME 2
ASSETS
 Investments in municipal securities, at market
   value (note 1)                               $428,563,955       $269,113,514       $345,973,449        $327,943,762
 Temporary investments in short-term municipal
   securities, at amortized cost, which approximates
   market value (note 1)                                  --            700,000                 --           7,500,000
 Cash                                                     --             35,475                 --              16,874
 Receivables:
   Interest                                        7,596,549          4,485,018          6,439,507           5,067,147
   Investments sold                                5,021,649            360,000         13,950,000          21,536,504
Other assets                                           3,474             22,878              8,151              20,640
----------------------------------------------------------------------------------------------------------------------

      Total assets                               441,185,627        274,716,885        366,371,107         362,084,927
----------------------------------------------------------------------------------------------------------------------

LIABILITIES
 Payable for investments purchased                        --                 --                 --          10,000,000
 Accrued expenses:
   Management fees (note 6)                          236,658            148,900            197,174             189,763
   Other                                           1,120,495            205,381          1,002,679             231,834
 Preferred share dividends payable                    56,359             38,561             48,078              61,408
Common share dividends payable                       587,651            208,180            630,253             235,679
----------------------------------------------------------------------------------------------------------------------

      Total liabilities                            2,001,163            601,022          1,878,184          10,718,684
----------------------------------------------------------------------------------------------------------------------

Net assets (note 7)                             $439,184,464       $274,115,863       $364,492,923        $351,366,243
======================================================================================================================

Preferred shares, at liquidation value          $130,000,000       $ 91,600,000       $110,000,000        $118,100,000
======================================================================================================================

Preferred shares outstanding                           5,200              3,664              4,400               4,724
======================================================================================================================

Common shares outstanding                         19,648,558         11,873,217         15,817,130          15,747,463
======================================================================================================================

Net asset value per Common share outstanding
   (net assets less Preferred shares
   at liquidation value, divided by
   Common shares outstanding)                       $  15.74          $   15.37          $   16.09           $   14.81
======================================================================================================================



See accompanying notes to financial statements.

STATEMENT OF OPERATIONS (UNAUDITED)
SIX MONTHS ENDED DECEMBER 31, 1997

                                                  NEW JERSEY         NEW JERSEY       PENNSYLVANIA        PENNSYLVANIA
                                          INVESTMENT QUALITY     PREMIUM INCOME INVESTMENT QUALITY    PREMIUM INCOME 2
INVESTMENT INCOME
Tax-exempt interest income (note 1)              $13,158,645        $ 7,707,582        $11,262,710         $ 9,598,234
EXPENSES
   Management fees (note 6)                        1,398,078            875,197          1,168,269           1,115,763
   Preferred shares - auction fees                   163,835            115,442            138,629             148,838
   Preferred shares - dividend disbursing agent fees  10,616             18,954             13,202              19,056
   Shareholders' servicing agent fees and expenses    28,663             15,923             31,028              25,516
   Custodian's fees and expenses                      37,164             29,311             32,842              32,981
   Directors'/Trustees' fees and expenses (note 6)     1,993              1,350              1,759               1,580
   Professional fees                                   8,677              8,162              8,541               8,306
   Shareholders' reports - printing and
     mailing expenses                                 49,974             22,542             32,120              39,517
   Stock exchange listing fees                        12,484             12,230             12,560              12,230
   Investor relations expense                         17,857             10,992             16,019              14,825
   Other expenses                                     12,644             14,815             11,678              12,649
----------------------------------------------------------------------------------------------------------------------

      Total expenses                               1,741,985          1,124,918          1,466,647           1,431,261
----------------------------------------------------------------------------------------------------------------------

Net investment income                             11,416,660          6,582,664          9,796,063           8,166,973
----------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investment transactions
   (notes 1 and 4)                                   587,088            819,108            726,249           1,444,928
Net change in unrealized appreciation or
   depreciation of investments                     6,526,770          7,070,717          2,969,747           8,245,347
----------------------------------------------------------------------------------------------------------------------

Net gain from investments                          7,113,858          7,889,825          3,695,996           9,690,275
----------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations       $18,530,518        $14,472,489        $13,492,059         $17,857,248
======================================================================================================================

See accompanying notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                          NEW JERSEY INVESTMENT QUALITY      NEW JERSEY PREMIUM INCOME
                                                          SIX MONTHS ENDED   YEAR ENDED SIX MONTHS ENDED    YEAR ENDED
                                                                  12/31/97      6/30/97         12/31/97       6/30/97
OPERATIONS
Net investment income                                         $ 11,416,660 $ 22,951,956      $ 6,582,664  $ 12,911,202
Net realized gain (loss) from investment
   transactions (notes 1 and 4)                                    587,088      626,155          819,108      (823,979)
Net change in unrealized appreciation or
   depreciation of investments                                   6,526,770    6,063,373        7,070,717     7,032,022
----------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                      18,530,518   29,641,484       14,472,489    19,119,245
----------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)
From undistributed net investment income:
   Common shareholders                                          (9,359,674) (18,519,904)      (5,114,728)  (10,008,574)
   Preferred shareholders                                       (2,178,195)  (4,188,974)      (1,539,031)   (2,744,682)
From accumulated net realized gains from
  investment transactions:
   Common shareholders                                            (592,823)          --               --            --
   Preferred shareholders                                         (132,888)          --               --            --
----------------------------------------------------------------------------------------------------------------------

Decrease in net assets from distributions to shareholders      (12,263,580) (22,708,878)      (6,653,759)  (12,753,256)
----------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 2)
Net proceeds from Common shares issued to shareholders
   due to reinvestment of distributions                          1,295,553    2,351,238          223,506            --
----------------------------------------------------------------------------------------------------------------------

   Net increase in net assets                                    7,562,491    9,283,844        8,042,236     6,365,989
Net assets at beginning of period                              431,621,973  422,338,129      266,073,627   259,707,638
----------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                   $439,184,464 $431,621,973     $274,115,863  $266,073,627
======================================================================================================================

Balance of undistributed net investment
   income at end of period                                      $  827,728   $  948,937       $  766,229    $  837,324
======================================================================================================================

See accompanying notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)  - CONTINUED

                                                        PENNSYLVANIA INVESTMENT QUALITY  PENNSYLVANIA PREMIUM INCOME 2
                                                          SIX MONTHS ENDED   YEAR ENDED SIX MONTHS ENDED    YEAR ENDED
                                                                  12/31/97      6/30/97         12/31/97       6/30/97

OPERATIONS
Net investment income                                          $ 9,796,063 $ 19,790,342      $ 8,166,973  $ 16,358,970
Net realized gain (loss) from investment
   transactions (notes 1 and 4)                                    726,249      360,973        1,444,928      (266,763)
Net change in unrealized appreciation or
   depreciation of investments                                   2,969,747    2,891,910        8,245,347    10,125,469
----------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                      13,492,059   23,043,225       17,857,248    26,217,676
----------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)
From undistributed net investment income:
   Common shareholders                                          (8,088,036) (15,875,077)      (6,141,533)  (12,220,049)
   Preferred shareholders                                       (1,795,460)  (3,710,061)      (2,100,933)   (4,109,035)
From accumulated net realized gains
  from investment transactions:
   Common shareholders                                            (828,413)    (395,040)              --            --
   Preferred shareholders                                          (63,596)     (90,536)              --            --
----------------------------------------------------------------------------------------------------------------------

Decrease in net assets from distributions to shareholders      (10,775,505) (20,070,714)      (8,242,466)  (16,329,084)
----------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 2)
Net proceeds from Common shares issued to shareholders
    due to reinvestment of distributions                         1,027,561    1,952,811               --            --
----------------------------------------------------------------------------------------------------------------------

   Net increase in net assets                                    3,744,115    4,925,322        9,614,782     9,888,592
Net assets at beginning of period                              360,748,808  355,823,486      341,751,461   331,862,869
----------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                   $364,492,923 $360,748,808     $351,366,243  $341,751,461
======================================================================================================================

Balance of undistributed net investment
   income at end of period                                      $  622,652   $  710,085       $  238,093    $  313,586
======================================================================================================================

See accompanying notes to financial statements.




NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                  1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The state Funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ), Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ), Nuveen Pennsylvania Investment Quality Municipal Fund (NQP) and Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY).

Each Fund invests primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

                  Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

                  Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At December 31, 1997, Pennsylvania Premium Income 2 had a when-issued purchase commitment of $10,000,000.
There were no such outstanding purchase commitments in any of the other Funds.

                  Interest Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

                  Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount realized from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.01 per Common share. Furthermore, each New Jersey Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and New Jersey state income taxes, to retain such tax-exempt status when distributed to the shareholders of the New Jersey Funds. Each Pennsylvania Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal, Pennsylvania state personal income and the Philadelphia School District Investment Income taxes, to retain such tax-exempt status when distributed to shareholders of the Pennsylvania Funds. Net realized capital gain and market discount distributions are subject to federal taxation.

                  Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of such distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

                  Preferred Shares
The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set by the auction agent. The number of shares outstanding, by Series and in total, were as follows:

                                                  NEW JERSEY         NEW JERSEY       PENNSYLVANIA        PENNSYLVANIA
                                                  INVESTMENT            PREMIUM         INVESTMENT             PREMIUM
                                                     QUALITY             INCOME            QUALITY            INCOME 2
Number of shares:
   Series M                                            3,200                 --                 --                 844
   Series T                                               --                624                 --                  --
   Series W                                               --              1,440              2,400                  --
   Series Th                                           2,000              1,600              2,000               2,080
   Series F                                               --                 --                 --               1,800
----------------------------------------------------------------------------------------------------------------------
Total                                                  5,200              3,664              4,400               4,724
======================================================================================================================

                  Derivative Financial Instruments
The Funds may invest in transactions in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended December 31, 1997.

                  Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.


                  2. FUND SHARES
Transactions in Common shares were as follows:

                                                         NEW JERSEY INVESTMENT QUALITY     NEW JERSEY PREMIUM INCOME
                                                        SIX MONTHS ENDED    YEAR ENDED SIX MONTHS ENDED   YEAR ENDED
                                                                12/31/97       6/30/97         12/31/97      6/30/97
Shares issued to shareholders due to reinvestment
  of distributions                                                79,289       150,625           14,718           --
====================================================================================================================
                                                       PENNSYLVANIA INVESTMENT QUALITY PENNSYLVANIA PREMIUM INCOME 2
                                                        SIX MONTHS ENDED    YEAR ENDED SIX MONTHS ENDED   YEAR ENDED
                                                                12/31/97       6/30/97         12/31/97      6/30/97
Shares issued to shareholders due to reinvestment
  of distributions                                                61,515       118,967               --           --
====================================================================================================================

                  3. DISTRIBUTIONS TO COMMON SHAREHOLDERS
On January 2, 1998, the Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid February 2, 1998, to shareholders of record on January 15, 1998, as follows:

                                                  NEW JERSEY         NEW JERSEY       PENNSYLVANIA        PENNSYLVANIA
                                                  INVESTMENT            PREMIUM         INVESTMENT             PREMIUM
                                                     QUALITY             INCOME            QUALITY            INCOME 2
Dividend per share                                   $ .0795            $ .0720            $ .0840             $ .0650
======================================================================================================================

                  4. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments during the six months ended December 31, 1997, were as follows:

                                                  NEW JERSEY         NEW JERSEY       PENNSYLVANIA        PENNSYLVANIA
                                                  INVESTMENT            PREMIUM         INVESTMENT             PREMIUM
                                                     QUALITY             INCOME            QUALITY            INCOME 2
Purchases:
   Investments in municipal securities           $ 9,657,235        $24,467,738        $22,231,196         $39,901,870
   Temporary municipal investments                20,300,000          9,000,000         21,125,000          45,925,000

Sales and Maturities:
   Investments in municipal  securities           16,382,096         25,302,507         30,595,055          49,268,919
   Temporary municipal  investments               20,300,000          8,300,000         21,125,000          39,550,000
======================================================================================================================

At December 31,1997, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At June 30,1997, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied the carryforwards will expire as follows:

                                                                                        NEW JERSEY        PENNSYLVANIA
                                                                                           PREMIUM             PREMIUM
                                                                                            INCOME            INCOME 2
Expiration year:
   2001                                                                                   $  1,784           $   1,545
   2002                                                                                  4,076,151           1,489,452
   2003                                                                                    129,409             669,824
   2004                                                                                    650,143              40,999
   2005                                                                                    174,583             169,168
----------------------------------------------------------------------------------------------------------------------
Total                                                                                   $5,032,070          $2,370,988
======================================================================================================================

                  5. UNREALIZED APPRECIATION (DEPRECIATION)
Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 1997, were as follows:

                                                  NEW JERSEY         NEW JERSEY       PENNSYLVANIA        PENNSYLVANIA
                                                  INVESTMENT            PREMIUM         INVESTMENT             PREMIUM
                                                     QUALITY             INCOME            QUALITY            INCOME 2
Gross unrealized:
   appreciation                                  $31,971,452        $15,723,012        $30,253,963         $18,617,367
   depreciation                                       (7,409)          (655,909)                --             (1,387)
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation                      $31,964,043        $15,067,103        $30,253,963         $18,615,980
======================================================================================================================

                  6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the Funds' investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each Fund:

AVERAGE DAILY NET ASSET VALUE                                    MANAGEMENT FEE
-------------------------------------------------------------------------------
For the first $125 million                                       .6500 of 1%
For the next $125 million                                        .6375 of 1
For the next $250 million                                        .6250 of 1
For the next $500 million                                        .6125 of 1
For the next $1 billion                                          .6000 of 1
For net assets over $2 billion                                   .5875 of 1
-------------------------------------------------------------------------------

The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

                  7. COMPOSITION OF NET ASSETS
At December 31, 1997, net assets consisted of:

                                                  NEW JERSEY         NEW JERSEY       PENNSYLVANIA        PENNSYLVANIA
                                                  INVESTMENT            PREMIUM         INVESTMENT             PREMIUM
                                                     QUALITY             INCOME            QUALITY            INCOME 2
Preferred shares, $25,000 stated value per share,
   at liquidation value                         $130,000,000       $ 91,600,000       $110,000,000        $118,100,000
Common shares, $.01 par value per share              196,486            118,732            158,171             157,475
Paid-in surplus                                  276,152,385        171,426,338        223,286,962         215,278,353
Balance of undistributed net investment income       827,728            766,229            622,652             238,093
Accumulated net realized gain (loss) from
  investment transactions                             43,822         (4,862,539)           171,175          (1,023,658)
Net unrealized appreciation of investments        31,964,043         15,067,103         30,253,963          18,615,980
----------------------------------------------------------------------------------------------------------------------
Net assets                                      $439,184,464       $274,115,863       $364,492,923        $351,366,243
======================================================================================================================

Authorized shares:
   Common                                        200,000,000        200,000,000          Unlimited           Unlimited
   Preferred                                       1,000,000          1,000,000          Unlimited           Unlimited
======================================================================================================================

Financial Highlights

FINANCIAL HIGHLIGHTS (UNAUDITED)
Selected data for a Common share outstanding throughout each period is as follows:

                                                              DIVIDENDS FROM TAX-EXEMPT
                                   OPERATING PERFORMANCE          NET INVESTMENT INCOME
                                                     NET
                                              REALIZED &
                      NET ASSET         NET   UNREALIZED
                          VALUE     INVEST-  GAIN (LOSS)             TO              TO
                      BEGINNING        MENT FROM INVEST-         COMMON       PREFERRED
                      OF PERIOD      INCOME        MENTS   SHAREHOLDERS   SHAREHOLDERS++
NEW JERSEY INVESTMENT QUALITY
Six months ended
   12/31/97              $15.41       $ .58       $  .38         $ (.48)          $(.11)
Year ended 6/30:
   1997                   15.05        1.18          .34           (.95)           (.21)
   1996                   15.06        1.17         (.01)          (.94)           (.23)
   1995                   14.73        1.20          .40          (1.01)           (.24)
   1994                   15.88        1.20        (1.07)         (1.07)           (.14)
   1993                   14.82        1.21         1.05          (1.00)           (.17)
Eight mos.
   ended 6/30/92          14.32         .82          .46           (.62)           (.16)
2/21/91 to
   10/31/91               14.05         .61          .46           (.49)           (.12)
NEW JERSEY PREMIUM INCOME
Six months ended
   12/31/97               14.71         .55          .67           (.43)           (.13)
Year ended 6/30:
   1997                   14.18        1.09          .51           (.84)           (.23)
   1996                   13.97        1.08          .20           (.81)           (.26)
   1995                   13.46        1.06          .55           (.81)           (.28)
11 mos. ended
   6/30/94                14.52         .94        (1.12)          (.71)           (.17)
12/17/92 to
    7/31/93               14.05         .40          .68           (.34)           (.06)

                                                                                                                        PER
                                                                            ORGANIZATION                             COMMON
                                                                            AND OFFERING                              SHARE
                                                                               COSTS AND                             MARKET
                                                       TO             TO PREFERRED SHARE        NET ASSET             VALUE
                                                   COMMON      PREFERRED    UNDERWRITING        VALUE END            END OF
                                             SHAREHOLDERS  SHAREHOLDERS+       DISCOUNTS        OF PERIOD            PERIOD

NEW JERSEY INVESTMENT QUALITY
Six months ended
   12/31/97                                        $(.03)         $(.01)            $--            $15.74          $16.6250
Year ended 6/30:
   1997                                               --             --              --             15.41           16.3125
   1996                                               --             --              --             15.05           14.8750
   1995                                             (.02)            --              --             15.06           14.6250
   1994                                             (.06)          (.01)             --             14.73           15.2500
   1993                                             (.02)          (.01)             --             15.88           17.1250
Eight mos.
   ended 6/30/92                                      --             --              --             14.82           15.3750
2/21/91 to
   10/31/91                                           --             --            (.19)            14.32           15.5000
NEW JERSEY PREMIUM INCOME
Six months ended
   12/31/97                                           --             --              --             15.37           15.3125
Year ended 6/30:
   1997                                               --             --              --             14.71           14.8125
   1996                                               --             --              --             14.18           13.0000
   1995                                             (.01)            --              --             13.97           13.2500
11 mos. ended
   6/30/94                                            --             --              --             13.46           12.3750
12/17/92 to
    7/31/93                                           --             --            (.21)            14.52           15.0000

                                                                             RATIOS/SUPPLEMENTAL DATA
                                      TOTAL
                                    INVEST-                                                    RATIO OF
                                        MENT                                                        NET
                                      RETURN        TOTAL    NET ASSETS           RATIO OF    INVESTMENT
                                          ON    RETURN ON        END OF           EXPENSES        INCOME      PORTFOLIO
                                      MARKET    NET ASSET    PERIOD (IN         TO AVERAGE    TO AVERAGE       TURNOVER
                                       VALUE**      VALUE**   THOUSANDS)        NET ASSETS++  NET ASSETS++         RATE
NEW JERSEY INVESTMENT QUALITY
Six months ended
   12/31/97                               5.11%        5.49%   $439,184                .79%*         5.19%*          2%
Year ended 6/30:
   1997                                  16.50         8.92     431,622                .80           5.36           15
   1996                                   8.17         6.28     422,338                .81           5.33           16
   1995                                   3.03         9.71     420,944                .85           5.57           13
   1994                                  (4.63)        (.27)    259,718                .82           5.39            5
   1993                                  18.71        14.57     270,878                .83           5.53           12
Eight mos.
   ended 6/30/92                          3.29         8.03     255,602                .76*          5.84*           6
2/21/91 to
   10/31/91                               6.61         5.52     248,154                .76*          5.06*           1
NEW JERSEY PREMIUM INCOME
Six months ended
   12/31/97                               6.37         7.50     274,116                .83*          4.83*           9
Year ended 6/30:
   1997                                  20.95         9.94     266,074                .83           4.91           18
   1996                                   4.24         7.37     259,708                .86           4.90           32
   1995                                  14.60        10.39     257,251                .94           5.08           15
11 mos. ended
   6/30/94                              (13.16)       (2.61)    113,458                .91*          4.72*          12
12/17/92 to
    7/31/93                               2.27         5.78     118,885                .97*          3.75*           5

See notes on page 50.

FINANCIAL HIGHLIGHTS (UNAUDITED) - CONTINUED
Selected data for a Common share outstanding throughout each period is as follows:

                                                                  DIVIDENDS FROM TAX-EXEMPT
                                      OPERATING PERFORMANCE           NET INVESTMENT INCOME
                                                       NET
                                                REALIZED &
                         NET ASSET         NET  UNREALIZED
                             VALUE     INVEST-  GAIN (LOSS)             TO               TO
                         BEGINNING        MENT FROM INVEST-         COMMON        PREFERRED
                         OF PERIOD      INCOME        MENTS   SHAREHOLDERS    SHAREHOLDERS+
PENNSYLVANIA INVESTMENT QUALITY
Six months ended
   12/31/97                 $15.91       $ .61        $ .24         $ (.50)          $(.12)
Year ended 6/30:
   1997                      15.72        1.26          .22          (1.01)           (.24)
   1996                      15.86        1.28         (.08)         (1.05)           (.25)
   1995                      15.49        1.29          .41          (1.07)           (.26)
   1994                      16.42        1.30         (.86)         (1.16)           (.16)
   1993                      15.14        1.31         1.27          (1.12)           (.18)
Eight mos. ended
   6/30/92                   14.60         .88          .49           (.66)           (.17)
2/21/91 to
   10/31/91                  14.05         .68          .71           (.50)           (.12)
PENNSYLVANIA PREMIUM INCOME 2
Six months ended
   12/31/97                  14.20         .52          .61           (.39)           (.13)
Year ended 6/30:
   1997                      13.57        1.04          .63           (.78)           (.26)
   1996                      13.25        1.04          .33           (.78)           (.27)
   1995                      12.53        1.05          .77           (.81)           (.29)
   1994                      14.35        1.00        (1.71)          (.79)           (.18)
3/18/93 to
   6/30/93                   14.05         .11          .31           (.07)          --

                          DISTRIBUTIONS FROM CAPITAL GAINS
                                                                                                        PER
                                                                ORGANIZATION                         COMMON
                                                                AND OFFERING                          SHARE
                                                                   COSTS AND                         MARKET
                                         TO              TO  PREFERRED SHARE       NET ASSET          VALUE
                                     COMMON       PREFERRED     UNDERWRITING       VALUE END         END OF
                               SHAREHOLDERS   SHAREHOLDERS+        DISCOUNTS       OF PERIOD         PERIOD
PENNSYLVANIA INVESTMENT QUALITY
Six months ended
   12/31/97                           $(.05)           $--               $--          $16.09       $17.1875
Year ended 6/30:
   1997                                (.03)          (.01)               --           15.91        16.8750
   1996                                (.03)          (.01)               --           15.72        16.3750
   1995                                  --             --                --           15.86        15.5000
   1994                                (.04)          (.01)               --           15.49        16.2500
   1993                                  --             --                --           16.42        17.5000
Eight mos. ended
   6/30/92                               --             --                --           15.14        15.7500
2/21/91 to
   10/31/91                              --             --              (.22)          14.60        15.5000
PENNSYLVANIA PREMIUM INCOME 2
Six months ended
   12/31/97                              --             --                --           14.81        14.2500
Year ended 6/30:
   1997                                  --             --                --           14.20        13.3750
   1996                                  --             --                --           13.57        12.3750
   1995                                  --             --                --           13.25        12.8750
   1994                                  --             --              (.14)          12.53        12.3750
3/18/93 to
   6/30/93                               --             --              (.05)          14.35        14.6250
                                              RATIOS/SUPPLEMENTAL DATA
                                        TOTAL
                                      INVEST-                                                    RATIO OF
                                         MENT                                                         NET
                                       RETURN       TOTAL    NET ASSETS           RATIO OF     INVESTMENT
                                           ON   RETURN ON        END OF           EXPENSES         INCOME     PORTFOLIO
                                       MARKET   NET ASSET    PERIOD (IN         TO AVERAGE     TO AVERAGE      TURNOVER
                                        VALUE**     VALUE**   THOUSANDS)        NET ASSETS++   NET ASSETS++        RATE
PENNSYLVANIA INVESTMENT QUALITY
Six months ended
   12/31/97                               5.27%        4.68%   $364,493                .80%*         5.35%*          6%
Year ended 6/30:
   1997                                   9.75         8.01     360,749                .81           5.52            8
   1996                                  12.74         6.00     355,823                .82           5.53           12
   1995                                   2.32         9.77     355,831                .87           5.70            9
   1994                                   (.39)        1.23     191,718                .84           5.54            3
   1993                                  18.83        16.50     197,920                .86           5.73            2
Eight mos. ended
   6/30/92                                5.97         8.48     185,576                .78*          6.04*          --
2/21/91 to
   10/31/91                               6.71         7.61     180,203                .81*          5.50*          --
PENNSYLVANIA PREMIUM INCOME 2
Six months ended
   12/31/97                               9.62         7.12     351,366                .82*          4.67*          12
Year ended 6/30:
   1997                                  14.82        10.61     341,751                .83           4.85           29
   1996                                   2.21         8.39     331,863                .84           4.90           19
   1995                                  11.50        12.87     326,771                .92           5.20            5
   1994                                 (10.29)       (7.60)    139,053                .90           4.70           11
3/18/93 to
   6/30/93                               (2.08)        2.60       99,561               .92*          2.99*          --

* Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share. Total returns are not annualized.
+ The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders.

NUVEEN FAMILY
OF MUTUAL FUNDS
Nuveen offers a variety of funds designed to help you reach your financial goals.

GROWTH
Nuveen Rittenhouse
Growth Fund

GROWTH AND INCOME
Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund

TAX-FREE INCOME
NATIONAL FUNDS
Long-Term
Insured
Intermediate-Term
Limited Term

STATE FUNDS
Alabama
Arizona
California
Colorado
Connecticut
Florida
Georgia
Kansas
Kentucky
Louisiana
Maryland
Massachusetts
Michigan
Missouri
New Jersey
New Mexico
New York
North Carolina
Ohio
Pennsylvania
South Carolina
Tennessee
Virginia
Wisconsin

Building Better Portfolios with Nuveen

Reducing the impact of taxes and moderating risk are important goals for many risk-sensitive investors seeking to build better portfolios. For these investors, a tax-efficient, risk-resistant investment portfolio often forms the foundation of a carefully crafted financial plan for building and sustaining wealth. Nuveen is committed to providing investors and their financial advisers with a range of products and investment tools to help build better portfolios.



MUTUAL FUNDS
Nuveen Mutual Funds offer investors access to the Nuveen family of premier advisers, including Nuveen Advisory Corp., Institutional Capital Corp. and Rittenhouse Financial Services. Our equity, balanced and income funds seek to provide consistent performance, time-tested strategies to reduce risk and experienced, professional management.


PRIVATE ASSET MANAGEMENT
Rittenhouse Financial Services and Nuveen Asset Management offer comprehensive, customized investment management solutions to investors with assets of $250,000 or more. A range of actively managed growth, balanced and municipal income-oriented portfolios are available, all based upon a disciplined investment philosophy.


UNIT TRUSTS
Nuveen Unit Trusts are fixed portfolios of quality securities that are a convenient, attractive alternative to purchasing individual securities. They provide low-cost diversification to reduce risk, experienced, professional security selection and surveillance, and daily liquidity at that day's net asset value for quick access to your assets.


EXCHANGE-TRADED FUNDS
Nuveen Exchange-Traded Funds offer investors actively managed portfolios of investment-grade quality municipal bonds. The fund shares are listed and traded on the New York and American stock exchanges. Exchange-traded funds provide the investment convenience, price visibility and liquidity of common stocks.


MUNIPREFERRED(R)
Nuveen MuniPreferred offers investors a AAA-rated investment with an attractive tax-free yield for the cash reserves portion of an investment portfolio. MuniPreferred shares are backed 2-to-1 by the long-term portfolios of Nuveen dual-class exchange-traded funds and are available for national as well as a wide variety of state-specific portfolios.

Fund Information


BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Anthony T. Dean
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale


FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606


CUSTODIAN
The Chase Manhattan Bank
4 New York Plaza
New York, NY 10004-2413

(800) 257-8787


LEGAL COUNSEL
Fried, Frank, Harris,
Shriver & Jacobson
Washington, D.C.


INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, Illinois

Serving Investors for Generations

JOHN NUVEEN, SR.



Since our founding in 1898, John Nuveen & Co. has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for risk-sensitive individuals seeking to build and sustain wealth. In fact, more than 1.3 million investors have trusted Nuveen to help them maintain the lifestyle they currently enjoy.

The cornerstone of Nuveen's investment philosophy is a commitment to disciplined long-term investment strategies focused on providing consistent, attractive performance over time - with moderated risk. We emphasize quality securities carefully chosen through in-depth research, and we follow those securities closely over time to ensure that they continue to meet our exacting standards.

Whether your focus is long-term growth, dependable current income or sustaining accumulated wealth, Nuveen offers a wide variety of products and services to help meet your unique circumstances and financial planning needs. Our equity, balanced, and income funds, along with our unit trusts and private asset management, can form the foundation of a tax-efficient and risk-resistant portfolio.

Talk with your financial adviser to learn more about how Nuveen investment products and services can help you build and sustain your long-term financial security. Or call us at (800) 621-7227 for more information, including a prospectus where applicable. Please read that information carefully before you invest.



LOGO: 1898  1998
NUVEEN
OUR SECOND CENTURY
helping investors sustain the wealth of a lifetime.

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE
CHICAGO, IL 60606-1286

www.nuveen.com


FSA-2-12.97